                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number:                  811-6411

Exact name of registrant as specified in charter:    Voyageur Investment Trust

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             August 31

Date of reporting period:                            August 31, 2004

Item 1. Reports to Stockholders

         The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund of the Registrant, information on which is included in the following shareholder reports.

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)



FIXED INCOME



ANNUAL REPORT AUGUST 31, 2004
--------------------------------------------------------------------------------
              DELAWARE TAX-FREE CALIFORNIA INSURED FUND





[LOGO]
POWERED BY RESEARCH.(SM)

PORTFOLIO                                                     SEPTEMBER 10, 2004
  MANAGEMENT REVIEW


FUND MANAGERS

Andrew M. McCullagh
Senior Portfolio Manager

Joseph R. Baxter
Senior Portfolio Manager

Robert F. Collins
Senior Portfolio Manager

Q: HOW DID THE FIXED-INCOME MARKETS AND THE DELAWARE WESTERN STATES TAX-FREE FUNDS PERFORM DURING THE PAST YEAR?
A: For the 12-months ended August 31, 2004, the fixed-income markets produced positive returns as ongoing uncertainties surrounding the domestic economy, a "too-close-to-call" presidential campaign, and continued geo-political threats highlighted the period. Such uncertain times often result in a "flight-to-quality" as many investors seek the perceived safe-haven of fixed-income securities. Despite a late shift in Federal Reserve policy resulting in two short-term rate increases, bond prices generally rose across most fixed-income markets. The benchmark 10-year U.S. Treasury note, which began the period yielding around 4.50%, experienced some volatile price swings before ending the fiscal year with a yield of roughly 4.15%. An inverse relationship exists between bond prices and bond yields.

Despite lagging its fixed-income counterparts in prior fiscal years, the tax-free municipal bond market performed quite well for the 12-month period, benefiting from both the overall lower interest rate environment and economic recoveries within many states. The broad national average, as measured by the Lehman Brothers Municipal Bond Index, returned +7.11% during the fiscal year, while state-specific indexes produced similar results. Many states, including Arizona, California and Colorado, experienced improved tax rolls and upgrades among tax-free bond issues as their economies moved beyond the previous recessionary environments.

Q: WHAT DEVELOPMENTS IMPACTED YOUR INVESTMENT DECISIONS DURING THE 12-MONTH PERIOD?
A: First, as the state economies recovered, many lower-rated bonds that had been negatively impacted by the recent period of recession and ensuing modest economic recovery significantly appreciated in price. Early in the fiscal year, we were able to catch the wave of this rebound as certain lower-quality holdings in the Funds' portfolios contributed to solid return for the fiscal year.

As the 12-month period progressed, we took advantage of this "compression" of yields by upgrading the quality of securities within the Funds. In some cases, certain debt issues were upgraded by the credit rating services. In other cases, this strategy involved a rebalancing out of lower-quality bonds into higher-quality issues. As a result, we sought to reduce overall risk within the Funds without forgoing much upside yield potential.

Second, the Federal Reserve finally raised short-term interest rates, with the fed funds rate moving from 1.0% to 1.5%. Because of these anticipated moves to higher rates, we reduced the overall durations (and risks) of the Funds by shifting into less volatile shorter-term securities. Duration, which is calculated in years, is a common measure of a bond's or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates.

Q: PLEASE DISCUSS THE PERFORMANCES AND UNDERLYING INVESTMENT STRATEGIES IN EACH OF THE FUNDS DURING THE FISCAL YEAR.
A: For the 12 months ended August 31, 2004, DELAWARE TAX-FREE ARIZONA FUND appreciated +7.53% (Class A shares at net asset value with distributions reinvested), outperforming the +6.33% return of the Lipper Arizona Municipal Debt Funds Average, the Fund's peer group, and the +7.11% return of the Lehman Brothers Municipal Bond Index, the Fund's benchmark (Source: Lipper Inc.).*

During the period, the state of Arizona reaped substantial benefit of strong revenue growth from both state sales taxes and personal income taxes. These increased receipts helped to remedy the serious budget issues that had plagued the state in recent years. Further, the overall employment rate dropped significantly during the 12-month period. The bond rating services took note of these economic developments, as both Moody's and Standard & Poor's changed their respective outlooks from "negative" to "stable" for the state.

Because the supply of tax-free debt is limited in Arizona, we used our stringent fundamental analysis and bottom-up security selection process to seek out bonds with the best relative value, regardless of sector. During the period, we generated a competitive dividend stream while upgrading the Fund's credit quality and shortening its duration. Duration, which is calculated in years, is a common measure of a bond's or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates.

*A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

At fiscal year-end, higher education-related bonds (including those issued for public universities, which dominate the holdings in your Fund and are typically of a higher credit quality) made up the largest sector allocation by net assets within your Fund. Also notable, the Maricopa County Industrial Development Authority multi-family housing revenue bonds that had been a drag on Fund performance in the past were partially liquidated from the portfolio. On the other hand, Winslow Memorial Hospital Revenue Bonds experienced internal management challenges that hindered expected revenues. While we pared down our exposure this year, the bonds negatively impacted the Fund's return and remain a candidate for upcoming sale.

--------------------------------------------------------------------------------
For the 12 months ended August 31, 2004, DELAWARE TAX-FREE ARIZONA INSURED FUND appreciated +7.09% (Class A shares at net asset value with distributions reinvested). During the same timeframe, the Lipper Arizona Muni Debt Funds Average, which serves as the Fund's peer group, returned +6.33%. The Fund slightly underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned +7.11% (Source: Lipper Inc.).*

During the 12-month period, your Fund benefited significantly from economic strength experienced throughout the state. While our selection of bonds is largely limited to insured status, we were able to enhance Fund return by identifying selected higher yielding mid-investment-grade issues for up to 20 percent of the Fund's net assets. Despite its majority AAA-rated insured holdings, your Fund generated a competitive stream of dividends. However, because of our high-quality requirements and your Fund's insured profile, the dividend yield is not as high as many other tax-free funds and its performance does not rank in the top quartile.

At fiscal year-end, the main bond market sectors held within your Fund were hospitals and institutions of higher education, representing 12.3% and 10.3% of net assets, respectively. We avoided certain charter school issues because the Arizona legislature, in our opinion, does not embrace these public education entities as do the legislatures of other states.

--------------------------------------------------------------------------------
For the 12 months ended August 31, 2004, DELAWARE TAX-FREE CALIFORNIA FUND returned +8.34% (Class A shares at net asset value with distributions reinvested). This performance surpassed the +7.04% return of the Lipper California Muni Debt Funds Average, the Fund's peer group, and the +7.11% return of the Lehman Brothers Municipal Bond Index, the Fund's benchmark (Source:
Lipper Inc.).*

During the fiscal year, a new governor was elected in California. Arnold Schwarzenegger is considered pro-business and has repeatedly spoken of his goals to create jobs and further improve an economy that generally expanded in line with the rest of the country during the 12-month period. The state has moved to overcome its significant budgetary issues, including the issuance of economic recovery bonds to improve the liquidity and strive for a balanced budget. In late August, Standard & Poor's upgraded its rating for the state from BBB+ to A, a move that should reap significant benefits for California's debt. Likewise, Moody's placed California's A3 rating on a "positive" track.

Still, we exercised caution, as we are not convinced that all of the state's financial problems have been solved, there still being structural imbalances in the State's forward budgets. Anticipating the rating moves and improving economic outlook, we invested in state general obligation bonds that performed well during the fiscal period.

Also benefiting from California's upward credit trend are the state appropriation supported tobacco settlement bonds. While we have avoided the stand-alone tobacco bonds, which have been highly volatile and are subject to litigation risk, our bonds are double barreled, with State appropriations backing up any shortfalls from the master settlement agreement.

One holding, San Diego County Museum Bonds, which are certificates of participation for the Natural History Museum, under-performed during the year as the museum suffered from lower than anticipated attendance. While we still owned this issue at year-end, its status remains under review and is a candidate for sale.

*A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------
For the 12 months ended August 31, 2004, DELAWARE TAX-FREE CALIFORNIA INSURED FUND gained +7.85% (Class A shares at net asset value with distributions reinvested). The Fund outperformed its peer group, as measured by the Lipper California Insured Muni Debt Funds Average, which returned +6.50%, and its benchmark, the Lehman Brothers Municipal Bond Index, which returned +7.11% (Source: Lipper Inc.).*

During the 12-month period, the state of California experienced an improved employment situation and increased receipts from sales taxes and personal income taxes. Likewise, the state's improved credit rating picture boded well for the issues held by your Fund. We invested in select higher-yielding, mid-investment-grade holdings to enhance Fund return, while avoiding some of the hardest hit issues, such as development projects in the Silicon Valley region. At fiscal year-end, multi-family housing issues represented the largest sector allocation within your Fund at 15.1% of net assets. On a negative note, San Diego School District general obligation bonds encountered some financial challenges that negatively impacted performance. During the year, the school district faced ongoing budgetary issues.

--------------------------------------------------------------------------------
For the 12 months ended August 31, 2004, DELAWARE TAX-FREE COLORADO FUND appreciated +7.04% (Class A shares at net asset value with distributions reinvested). The Fund's performance bested the +6.49% return of its peer group, the Lipper Colorado Municipal Debt Funds Average, and slightly trailed the +7.11% return of its benchmark, the Lehman Brothers Municipal Bond Index (Source: Lipper Inc.).*

The Colorado economy continued to lag much of the country during the 12-month period as state employment and growth in personal income trailed national averages. Voter initiatives such as TABOR (Colorado's Taxpayer's Bill of Rights) and education funding also served to limit the state's financial flexibility. Despite such ongoing economic issues, Moody's revised the outlook for the state from "negative" to "stable."

Political subdivisions and higher education bonds are the top two sectors represented in your fund. Political subdivisions have been among the largest bond issuers in the state over the past few years and higher education bonds issued for public universities are typically of high credit quality. However, the Fund's return was affected by some challenges faced by one related issue, Colorado Education and Cultural Facility Authority Revenue Bonds. The beneficiary of this funding, The Renaissance School, experienced decreased enrollment following a move from charter to magnet school status.

*A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

DELAWARE
  TAX-FREE CALIFORNIA INSURED FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free California Insured Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns
Through August 31, 2004            Lifetime    10 Years    Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 10/15/92)
Excluding Sales Charge              +6.02%      +5.96%       +6.07%      +7.85%
Including Sales Charge              +5.61%      +5.48%       +5.10%      +3.02%
--------------------------------------------------------------------------------
Class B (Est. 3/2/94)
Excluding Sales Charge              +4.86%      +5.44%       +5.28%      +7.04%
Including Sales Charge              +4.86%      +5.44%       +5.03%      +3.04%
--------------------------------------------------------------------------------
Class C (Est. 4/12/95)
Excluding Sales Charge              +4.98%                   +5.31%      +7.07%
Including Sales Charge              +4.98%                   +5.31%      +6.07%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10-year performance figures for class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free California Insured Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

DELAWARE
  TAX-FREE CALIFORNIA INSURED FUND

FUND BASICS
As of August 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks as high a level of current interest income exempt from federal income tax and the California state personal income tax as is consistent with preservation of capital.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$33.01 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

28
--------------------------------------------------------------------------------
FUND START DATE:

October 15, 1992
--------------------------------------------------------------------------------
YOUR FUND MANAGERS:

Andrew M. McCullagh, Jr.
Joseph R. Baxter
Robert F. Collins
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  VCINX
Class B  DVNBX
Class C  DVNCX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
August 31, 1994 through August 31, 2004

DELAWARE TAX-FREE NEW YORK FUND GROWTH OF $10,000 INVESTMENT CHART


                     DELAWARE TAX-FREE
                     CALIFORNIA INSURED      LEHMAN BROTHERS
                    FUND-CLASS A SHARES    MUNICIPAL BOND INDEX
       31-AUG-94         $ 9,554                $10,000
       31-AUG-95         $10,216                $10,886
       31-AUG-96         $10,827                $11,456
       31-AUG-97         $11,895                $12,514
       31-AUG-98         $12,952                $13,597
       31-AUG-99         $12,697                $13,665
       31-AUG-00         $13,598                $14,590
       31-AUG-01         $14,893                $16,077
       31-AUG-02         $15,524                $17,080
       31-AUG-03         $15,807                $17,617
       31-AUG-04         $17,051                $18,869

Chart assumes $10,000 invested on August 31, 1994 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DISCLOSURE                       FOR THE PERIOD MARCH 1, 2004 TO AUGUST 31, 2004
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; end exchange fees; and (2) ongoing costs, including management fees; distribution, and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in the tables assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

DISCLOSURE                       FOR THE PERIOD MARCH 1, 2004 TO AUGUST 31, 2004
  OF FUND EXPENSES (CONTINUED)

DELAWARE TAX-FREE CALIFORNIA INSURED FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    Expense
                                                         Beginning       Ending                   Paid During
                                                          Account        Account     Annualized     Period
                                                           Value          Value        Expense     3/1/04 to
                                                           3/1/04        8/31/04        Ratio       8/31/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                  $1,000.00     $1,001.50         0.91%       $4.58
Class B                                                   1,000.00        997.70         1.66%        8.34
Class C                                                   1,000.00        997.70         1.66%        8.34
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                  $1,000.00     $1,020.37         0.91%       $4.63
Class B                                                   1,000.00      1,016.55         1.66%        8.45
Class C                                                   1,000.00      1,016.55         1.66%        8.45
-------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                      DELAWARE TAX-FREE CALIFORNIA INSURED FUND
                                       As of August 31, 2004

The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets, and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                97.21%
------------------------------------------------------------------------
Airport Revenue Bonds                                           3.07%
Continuing Care/Retirement Revenue Bonds                        3.09%
Dedicated Tax & Fees Revenue Bonds                              6.13%
Higher Education Revenue Bonds                                  6.43%
Hospital Revenue Bonds                                          1.49%
Miscellaneous Revenue Bonds                                     3.33%
Multifamily Housing Revenue Bonds                              15.13%
Municipal Lease Revenue Bonds                                   9.43%
Ports & Harbors Revenue Bonds                                   3.26%
Pre-Refunded Bonds                                              4.59%
Public Power Revenue Bonds                                      3.25%
School District General Obligation Bonds                        9.30%
State General Obligation Bonds                                  3.21%
Tax Increment/Special Assessment Bonds                         12.80%
Territorial Revenue Bonds                                       3.37%
Waste Disposal Revenue Bonds                                    6.24%
Water & Sewer Revenue Bonds                                     3.09%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          0.27%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               97.48%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 2.52%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENTS                             DELAWARE TAX-FREE CALIFORNIA INSURED FUND
  OF NET ASSETS                        August 31, 2004

                                                        Principal       Market
                                                          Amount        Value
MUNICIPAL BONDS - 97.21%
Airport Revenue Bonds - 3.07%
  Sacramento County Airport System
    Revenue Series A 5.00% 7/1/32 (FSA)                 $1,000,000    $1,012,870
                                                                      ----------
                                                                       1,012,870
                                                                      ----------
Continuing Care/Retirement Revenue Bonds - 3.09%
  California Health Facilities Financing
    (The Episcopal Home)
    5.30% 2/1/32 (RADIAN)                                1,000,000     1,021,280
                                                                      ----------
                                                                       1,021,280
                                                                      ----------
Dedicated Tax & Fees Revenue Bonds - 6.13%
  San Bernardino County Special Tax
    Community Facilities 5.90% 9/1/33                    1,000,000     1,000,370
  San Francisco Bay Area Rapid Transit
    District Sales Tax Revenue
    5.125% 7/1/36 (AMBAC)                                1,000,000     1,022,650
                                                                      ----------
                                                                       2,023,020
                                                                      ----------
Higher Education Revenue Bonds - 6.43%
  California Educational Facilities Authority
    Revenue (University of The Pacific)
    5.75% 11/1/30 (MBIA)                                 1,000,000     1,097,490
  California Statewide Communities
    Development Authority Revenue
    (Bentley School) 6.75% 7/1/32                        1,000,000     1,024,910
                                                                      ----------
                                                                       2,122,400
                                                                      ----------
Hospital Revenue Bonds - 1.49%
  California Health Facilities Financing
    Authority (Catholic Healthcare West)
    Series G 5.25% 7/1/23                                  500,000       490,875
                                                                      ----------
                                                                         490,875
                                                                      ----------
Miscellaneous Revenue Bonds - 3.33%
  San Diego County Certificates of
    Participation 5.75% 7/1/31 (MBIA)                    1,000,000     1,100,170
                                                                      ----------
                                                                       1,100,170
                                                                      ----------
Multifamily Housing Revenue Bonds - 15.13%
  California Statewide Communities
    Development Authority
    Multifamily Housing Revenue
    (Citrus Gardens Apartments Project)
    Series D1 5.375% 7/1/32                                800,000       809,384
  California Statewide Communities
    Development Authority
    Multifamily Housing Revenue
    (East Tabor Apartments)
    6.85% 8/20/36 (GNMA) (AMT)                           1,500,000     1,594,981
  Los Angeles Multifamily Housing
    Revenue (Park Plaza)
    5.50% 1/20/43 (GNMA)(AMT)                            1,430,000     1,484,354
  Ventura County Area Housing Authority
    Multifamily Housing Revenue
    (Glen Oaks Apartments)
    Series A 6.35% 7/20/34 (GNMA)                        1,018,000     1,100,987
                                                                      ----------
                                                                       4,989,706
                                                                      ----------
Municipal Lease Revenue Bonds - 9.43%
  California State Public Works Board Lease
    Revenue 5.00% 3/1/27 (AMBAC)                         1,000,000     1,019,100

                                                        Principal       Market
                                                          Amount        Value
 MUNICIPAL BONDS (CONTINUED)
 Municipal Lease Revenue Bonds (continued)
   Franklin-McKinley School District
     Certificates of Participation
     (Financing Project)
     Series B 5.00% 9/1/27 (AMBAC)                     $ 1,060,000   $ 1,078,836
   San Juan Basin Authority
     (Ground Water Recovery Project)
     5.00% 12/1/34 (AMBAC)                               1,000,000     1,015,870
                                                                     -----------
                                                                       3,113,806
                                                                     -----------
 Ports & Harbors Revenue Bonds - 3.26%
   Port of Oakland 5.75% 11/1/29 (FGIC)(AMT)             1,000,000     1,076,440
                                                                     -----------
                                                                       1,076,440
                                                                     -----------
*Pre-Refunded Bonds - 4.59%
   Oakland Industrial Revenue
     (Harrison Foundation)
     Series B 6.00% 1/1/29-10 (AMBAC)                    1,300,000     1,514,162
                                                                     -----------
                                                                       1,514,162
                                                                     -----------
 Public Power Revenue Bonds - 3.25%
   California State Department Water
     Reserve Power Supply Revenue
     Series A 5.375% 5/1/21                              1,000,000     1,073,290
                                                                     -----------
                                                                       1,073,290
                                                                     -----------
 School District General Obligation Bonds - 9.30%
   Lawndale Elementary School District
     5.00% 8/1/32 (FSA)                                  1,000,000     1,018,210
   San Diego Unified School District
     5.00% 7/1/28 (FSA)                                  1,000,000     1,022,510
   Sequoia Unified High School District
     5.125% 7/1/31 (FSA)                                 1,000,000     1,030,740
                                                                     -----------
                                                                       3,071,460
                                                                     -----------
 State General Obligation Bonds - 3.21%
   California State 5.50% 11/1/33                        1,000,000     1,058,570
                                                                     -----------
                                                                       1,058,570
                                                                     -----------
 Tax Increment/Special Assessment Bonds - 12.80%
   La Quinta Redevelopment Agency Tax
     Allocation 5.10% 9/1/31 (AMBAC)                     1,000,000     1,023,260
   Poway Redevelopment Agency Certificates
     of Participation 5.75% 6/15/33 (MBIA)               1,400,000     1,547,112
   Riverside County Redevelopment Agency
     5.25% 10/1/35 (AMBAC)                               1,590,000     1,655,301
                                                                     -----------
                                                                       4,225,673
                                                                     -----------
 Territorial Revenue Bonds - 3.37%
   Puerto Rico Electric Power Authority Power
     Revenue Series OO 5.00% 7/1/13 (CIFG)               1,000,000     1,112,680
                                                                     -----------
                                                                       1,112,680
                                                                     -----------
 Waste Disposal Revenue Bonds - 6.24%
   Salinas Valley Solid Waste Authority
     Revenue 5.25% 8/1/27 (AMBAC) (AMT)                  2,000,000     2,060,340
                                                                     -----------
                                                                       2,060,340
                                                                     -----------
 Water & Sewer Revenue Bonds - 3.09%
   California State Department of Water
     Resources Water Systems Revenue
     (Central Valley Project)
     Series X 5.00% 12/1/29 (FGIC)                       1,000,000     1,020,590
                                                                     -----------
                                                                       1,020,590
                                                                     -----------
TOTAL MUNICIPAL BONDS (cost $30,484,157)                              32,087,332
                                                                     -----------

STATEMENTS                             DELAWARE TAX-FREE CALIFORNIA INSURED FUND
  OF NET ASSETS (CONTINUED)

                                                           Number      Market
                                                         of Shares     Value
SHORT-TERM INVESTMENTS - 0.27%
  Federated California Municipal Trust                     90,190    $    90,190
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (cost $90,190)                               90,190
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 97.48%
  (cost $30,574,347)                                                  32,177,522
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.52%                                             831,547
                                                                     -----------
NET ASSETS APPLICABLE TO 2,999,315
  SHARES OUTSTANDING - 100.00%                                       $33,009,069
                                                                     ===========

Net Asset Value - Delaware Tax-Free California
  Insured Fund Class A ($24,748,327 / 2,248,556 Shares)                   $11.01
                                                                          ------
Net Asset Value - Delaware Tax-Free California
  Insured Fund Class B ($6,894,516 / 626,275 Shares)                      $11.01
                                                                          ------
Net Asset Value - Delaware Tax-Free California
  Insured Fund Class C ($1,366,226 / 124,484 Shares)                      $10.98
                                                                          ------

COMPONENTS OF NET ASSETS AT AUGUST 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                 $31,333,825
Accumulated net realized gain on investments                              72,069
Net unrealized appreciation of investments                             1,603,175
                                                                     -----------
Total net assets                                                     $33,009,069
                                                                     ===========

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE CALIFORNIA INSURED FUND
Net asset value Class A (A)                                               $11.01
Sales charge (4.50% of offering price,
  or 4.72% of amount invested per share) (B)                                0.52
                                                                          ------
Offering price                                                            $11.53
                                                                          ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                                            YEAR ENDED AUGUST 31, 2004
  OF OPERATIONS

                                                                      Delaware
                                                                Tax-Free California
                                                                    Insured Fund
INVESTMENT INCOME:
  Interest                                                           $1,994,904
                                                                     ----------

EXPENSES:
  Management fees                                                       195,234
  Distribution expenses -- Class A                                       72,176
  Distribution expenses -- Class B                                       75,423
  Distribution expenses -- Class C                                       27,298
  Dividend disbursing and transfer agent fees and expenses               18,516
  Accounting and administration expenses                                 14,630
  Registration fees                                                       2,340
  Reports and statements to shareholders                                  1,855
  Legal and professional fees                                            13,842
  Custodian fees                                                          3,930
  Trustees' fees                                                          2,399
  Other                                                                   5,376
                                                                     ----------
                                                                        433,019
  Less expenses absorbed or waived                                           --
  Less expenses paid indirectly                                            (359)
                                                                     ----------
  Total expenses                                                        432,660
                                                                     ----------
NET INVESTMENT INCOME                                                 1,562,244
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                               187,797
  Net change in unrealized appreciation/depreciation of investments     889,503
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       1,077,300
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,639,544
                                                                     ==========

See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS

                                                                                                    Delaware Tax-Free
                                                                                                 California Insured Fund
                                                                                                        Year Ended
                                                                                                8/31/04            8/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                       $ 1,562,244        $ 1,632,266
  Net realized gain on investments                                                                187,797            166,983
  Net change in unrealized appreciation/depreciation of investments                               889,503         (1,149,222)
                                                                                              -----------        -----------
  Net increase in net assets resulting from operations                                          2,639,544            650,027
                                                                                              -----------        -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                    (1,208,781)        (1,249,365)
    Class B                                                                                      (259,578)          (319,704)
    Class C                                                                                       (93,885)           (63,197)

  Net realized gain on investments:
    Class A                                                                                       (70,273)                --
    Class B                                                                                       (18,623)                --
    Class C                                                                                        (6,971)                --
                                                                                              -----------        -----------
                                                                                               (1,658,111)        (1,632,266)
                                                                                              -----------        -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                     3,866,935          4,039,278
    Class B                                                                                       370,983          1,648,826
    Class C                                                                                       525,389          2,003,403

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                       606,478            655,264
    Class B                                                                                       158,794            161,774
    Class C                                                                                        44,658             26,743
                                                                                              -----------        -----------
                                                                                                5,573,237          8,535,288
                                                                                              -----------        -----------
  Cost of shares repurchased:
    Class A                                                                                    (9,237,607)        (3,785,642)
    Class B                                                                                    (2,522,736)        (2,732,015)
    Class C                                                                                    (2,177,814)          (360,679)
                                                                                              -----------        -----------
                                                                                              (13,938,157)        (6,878,336)
                                                                                              -----------        -----------
Increase (decrease) in net assets derived from capital share transactions                      (8,364,920)         1,656,952
                                                                                              -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                          (7,383,487)           674,713

NET ASSETS:
  Beginning of year                                                                            40,392,556         39,717,843
                                                                                              -----------        -----------
  End of year(1)                                                                              $33,009,069        $40,392,556
                                                                                              ===========        ===========

(1) Including undistributed net investment income                                             $        --        $        --
                                                                                              ===========        ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 Delaware Tax-Free California Insured Fund Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03      8/31/02(2)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.670     $10.930      $11.130     $10.640      $10.430

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.458       0.463        0.470       0.496        0.500
Net realized and unrealized gain (loss) on investments          0.365      (0.260)      (0.027)      0.490        0.210
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.823       0.203        0.443       0.986        0.710
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.458)     (0.463)      (0.470)     (0.496)      (0.500)
Net realized gain on investments                               (0.025)         --       (0.173)         --           --
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.483)     (0.463)      (0.643)     (0.496)      (0.500)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.010     $10.670      $10.930     $11.130      $10.640
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(1)                                                 7.85%       1.84%        4.23%       9.51%        7.10%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $24,748     $28,822      $28,630     $28,045      $23,877
Ratio of expenses to average net assets                         0.91%       0.93%        0.92%       0.87%        1.00%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.91%       0.93%        0.92%       0.87%        1.09%
Ratio of net investment income to average net assets            4.20%       4.21%        4.36%       4.59%        4.87%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.20%       4.21%        4.36%       4.59%        4.78%
Portfolio turnover                                                20%         44%         111%        162%          91%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 Delaware Tax-Free California Insured Fund Class B
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03      8/31/02(2)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.670     $10.930      $11.130     $10.640      $10.430

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.377       0.381        0.389       0.415        0.423
Net realized and unrealized gain (loss) on investments          0.365      (0.260)      (0.027)      0.490        0.210
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.742       0.121        0.362       0.905        0.633
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.377)     (0.381)      (0.389)     (0.415)      (0.423)
Net realized gain on investments                               (0.025)         --       (0.173)         --           --
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.402)     (0.381)      (0.562)     (0.415)      (0.423)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.010     $10.670      $10.930     $11.130      $10.640
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(1)                                                 7.04%       1.07%        3.44%       8.70%        6.30%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,895      $8,628       $9,714      $7,628       $6,440
Ratio of expenses to average net assets                         1.66%       1.68%        1.67%       1.62%        1.75%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.66%       1.68%        1.67%       1.62%        1.84%
Ratio of net investment income to average net assets            3.45%       3.46%        3.61%       3.84%        4.12%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.45%       3.46%        3.61%       3.84%        4.03%
Portfolio turnover                                                20%         44%         111%        162%          91%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 Delaware Tax-Free California Insured Fund Class C
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03      8/31/02(2)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.640     $10.890      $11.090     $10.600      $10.390

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.377       0.380        0.392       0.417        0.423
Net realized and unrealized gain (loss) on investments          0.365      (0.250)      (0.027)      0.490        0.210
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.742       0.130        0.365       0.907        0.633
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.377)     (0.380)      (0.392)     (0.417)      (0.423)
Net realized gain on investments                               (0.025)         --       (0.173)         --           --
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.402)     (0.380)      (0.565)     (0.417)      (0.423)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $10.980     $10.640      $10.890     $11.090      $10.600
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(1)                                                 7.07%       1.17%        3.45%       8.75%        6.32%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,366      $2,942       $1,374        $200         $439
Ratio of expenses to average net assets                         1.66%       1.68%        1.67%       1.62%        1.75%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.66%       1.68%        1.67%       1.62%        1.84%
Ratio of net investment income to average net assets            3.45%       3.46%        3.61%       3.84%        4.12%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.45%       3.46%        3.61%       3.84%        4.03%
Portfolio turnover                                                20%         44%         111%        162%          91%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

NOTES                                                            AUGUST 31, 2004
  TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts statutory trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. Voyageur Mutual Funds II (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund (each a "Fund" and, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING
Policies The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Funds were paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the year ended August 31, 2004 were as follows:

                                                            Delaware
                                                      Tax-Free California
                                                          Insured Fund
                                                      -------------------

  Commission reimbursements                                  $330
  Earnings credits                                             29

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                            Delaware
                                                      Tax-Free California
                                                          Insured Fund
                                                      -------------------

  On the first $500 million                                  0.500%
  On the next $500 million                                   0.475%
  On the next $1.5 billion                                   0.450%
  In excess of $2.5 billion                                  0.425%

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburses each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses do not exceed specified percentages of average daily net assets, as shown below.

                                                            Delaware
                                                      Tax-Free California
                                                          Insured Fund
                                                      -------------------

  Operating expense limitation as a percentage
    of average daily net assets (per annum)                   0.75%

  Expiration date                                          10/31/04

  Effective November 1, 2004, operating
    expense limitation as a percentage of
    average daily net assets (per annum)                      0.68%

  Expiration date                                           3/31/06

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At August 31, 2004, each Fund had liabilities payable to affiliates as follows:

                                                            Delaware
                                                      Tax-Free California
                                                          Insured Fund
                                                      -------------------

  Investment management fee payable
    to (receivable from) DMC                                 $5,909
  Dividend disbursing, transfer agent fees,
    accounting and administration fees
    and other expenses payable to DSC                         2,354
  Other expenses payable to DMC and affiliates*                 760

*DMC, as a part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including in-house legal services provided to the Funds by DMC employees. For the year ended August 31, 2004, Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund had costs of $1,744, $13,646, $3,664, $1,867, and $20,562, respectively.

For the year ended August 31, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                            Delaware
                                                      Tax-Free California
                                                          Insured Fund
                                                      -------------------

                                                             $6,031

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and/or trustees are paid no compensation by the Funds.

3. INVESTMENTS
For the year ended August 31, 2004, the Funds made purchases and sales of investment securities as follows:

                                                            Delaware
                                                      Tax-Free California
                                                          Insured Fund
                                                      -------------------

  Purchases other than short-term investments            $7,625,050
  Sales other than short-term investments                16,621,605

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)
At August 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                                            Delaware
                                                      Tax-Free California
                                                          Insured Fund
                                                      -------------------

  Cost of investments                                     $30,574,347
                                                          -----------
  Aggregate unrealized appreciation                       $ 1,637,030
  Aggregate unrealized depreciation                           (33,855)
                                                          -----------
  Net unrealized appreciation                             $ 1,603,175
                                                          ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                         Delaware Tax-Free
                                                      California Insured Fund
                                                       2004             2003
                                                    ---------------------------
  Tax-exempt income                                 $1,562,244       $1,632,266
  Long-term capital gain                                95,867               --
                                                    ----------       ----------
  Total                                             $1,658,111       $1,632,266
                                                    ==========       ==========

As of August 31, 2004, the components of net assets on a tax basis was as follows:

                                                            Delaware
                                                      Tax-Free California
                                                          Insured Fund
                                                      -------------------

  Shares of beneficial interest                          $31,333,825
  Undistributed ordinary income                               23,345
  Undistributed tax-exempt income                                 --
  Undistributed long-term capital gains                       48,724
  Post-October losses                                             --
  Capital loss carryforwards                                      --
  Unrealized appreciation of investments                   1,603,175
                                                         -----------
  Net assets                                             $33,009,069
                                                         ===========

Post-October losses represent losses realized on investment transactions from November 1, 2003, through August 31, 2004 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For the year ended August 31, 2004, the Funds had capital loss carryforward that were utilized as follows:

Delaware Tax-Free California Insured Fund                 $18,151

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                         Delaware Tax-Free
                                                      California Insured Fund
                                                      -----------------------
                                                            Year Ended

                                                          8/31/04     8/31/03
Shares sold:
  Class A                                                 354,340     367,203
  Class B                                                  33,989     150,611
  Class C                                                  48,899     180,673

Shares issued upon reinvestments
  of dividends and distributions:
  Class A                                                  55,519      59,858
  Class B                                                  14,541      14,770
  Class C                                                   4,096       2,450
                                                       ----------    --------
                                                          511,384     775,565
                                                       ----------    --------
Shares repurchased:
  Class A                                                (862,920)   (345,875)
  Class B                                                (230,808)   (245,676)
  Class C                                                (204,997)    (32,732)
                                                       ----------    --------
                                                       (1,298,725)   (624,283)
                                                       ----------    --------
Net increase (decrease)                                  (787,341)    151,282
                                                       ==========    ========

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES (CONTINUED)
For the years ended August 31, 2004 and 2003, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table on the prior page and the Statements of Changes in Net Assets.

                                                            Year Ended                             Year Ended
                                                             8/31/04                                8/31/03
                                                --------------------------------       -------------------------------
                                                Class B      Class A                   Class B      Class A
                                                shares       shares       Amount       shares       shares      Amount
  Delaware Tax-Free California Insured Fund      87,591       87,607     $956,483      141,516      141,543    $1,570,564

6. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of August 31, 2004, or at any time during the fiscal year.

7. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

9. TAX INFORMATION (UNAUDITED)
The information set forth below is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2004, each Fund designates distributions paid during the year as follows:

                                                       (A)                (B)                 (C)
                                                    Long Term          Ordinary               Tax-
                                                  Capital Gains         Income               Exempt               Total
                                                  Distributions      Distributions        Distribution        Distributions
                                                   (Tax Basis)        (Tax Basis)          (Tax Basis)          (Tax Basis)
                                                  -------------      -------------        ------------        -------------
  Delaware Tax-Free California Insured Fund             6%                --                  94%                 100%

(A), (B), and (C) are based on a percentage of each Fund's total distributions.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Voyageur Mutual Funds - Delaware Tax-Free Arizona Fund
  and Delaware Tax-Free California Fund
Voyageur Insured Funds - Delaware Tax-Free Arizona
  Insured Fund
Voyageur Investment Trust - Delaware Tax-Free California
  Insured Fund
Voyageur Mutual Funds II - Delaware Tax-Free Colorado Fund

We have audited the accompanying statements of net assets of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Fund (two of the series constituting Voyageur Mutual Funds), Delaware Tax-Free Arizona Insured Fund (one of the series constituting Voyageur Insured Funds), Delaware Tax-Free California Insured Fund (one of the series constituting Voyageur Investment Trust) and Voyageur Mutual Funds II (comprised of Delaware Tax-Free Colorado Fund) (the "Funds") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Fund of Voyageur Mutual Funds, the Delaware Tax-Free Arizona Insured Fund of Voyageur Insured Funds, the Delaware Tax-Free California Insured Fund of Voyageur Investment Trust, and the Delaware Tax-Free Colorado Fund of Voyageur Mutual Funds II at August 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                             Ernst & Young LLP


Philadelphia, Pennsylvania
October 4, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             77             None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                       Trustee since        at different times at
                                                   May 15, 2003        Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            94             None
   2005 Market Street                                                 Citadel Constructors, Inc.
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             94       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation


   JOHN A. FRY                   Trustee(4)           3 Years                 President -               77           Director -
 2005 Market Street                                                    Franklin & Marshall College               Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                       Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       94             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      94        Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                        Chairperson - Andy
      19103                                                                                                      Warhol Foundation

                                                                                                                    Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee              10 Years               President/Chief             94         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River, Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         94            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          94            None(5)
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
     December 19, 1949                           August 21, 2003

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in           94            None(5)
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF       Senior Vice President     8 Years          Mr. Bishof has served in           94            None(5)
   2005 Market Street          and Treasurer                        various executive capacities
    Philadelphia, PA                                                    at different times at
       19103                                                            Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund, but may be used with a prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                              AFFILIATED OFFICERS                         CONTACT INFORMATION
WALTER P. BABICH                               JUDE T. DRISCOLL                            INVESTMENT MANAGER
Board Chairman                                 Chairman                                    Delaware Management Company
Citadel Construction Corporation               Delaware Investments Family of Funds        Philadelphia, PA
King of Prussia, PA                            Philadelphia, PA
                                                                                           INTERNATIONAL AFFILIATE
JOHN H. DURHAM                                 JOSEPH H. HASTINGS                          Delaware International Advisers Ltd.
Private Investor                               Executive Vice President and                London, England
Gwynedd Valley, PA                             Chief Financial Officer
                                               Delaware Investments Family of Funds        NATIONAL DISTRIBUTOR
ANTHONY D. KNERR                               Philadelphia, PA                            Delaware Distributors, L.P.
Managing Director                                                                          Philadelphia, PA
Anthony Knerr & Associates                     RICHELLE S. MAESTRO
New York, NY                                   Executive Vice President,                   SHAREHOLDER SERVICING, DIVIDEND
                                               Chief Legal Officer and Secretary           DISBURSING AND TRANSFER AGENT
ANN R. LEVEN                                   Delaware Investments Family of Funds        Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer          Philadelphia, PA                            2005 Market Street
National Gallery of Art                                                                    Philadelphia, PA 19103-7094
Washington, DC                                 MICHAEL P. BISHOF
                                               Senior Vice President and Treasurer         FOR SHAREHOLDERS
THOMAS F. MADISON                              Delaware Investments Family of Funds        800 523-1918
President and Chief Executive Officer          Philadelphia, PA
MLM Partners, Inc.                                                                         FOR SECURITIES DEALERS AND FINANCIAL
Minneapolis, MN                                                                            INSTITUTIONS REPRESENTATIVES ONLY
                                                                                           800 362-7500
JANET L. YEOMANS
Vice President/Mergers & Acquisitions                                                      WEB SITE
3M Corporation                                                                             www.delawareinvestments.com
St. Paul, MN

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(8919)                                                        Printed in the USA
AR-WEST [8/04] IVES 10/04                                                  J9813

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)



FIXED INCOME


ANNUAL REPORT AUGUST 31, 2004
--------------------------------------------------------------------------------
              DELAWARE TAX-FREE FLORIDA FUND

              DELAWARE TAX-FREE FLORIDA INSURED FUND







[LOGO]
POWERED BY RESEARCH.(SM)

PORTFOLIO                                                     SEPTEMBER 10, 2004
  MANAGEMENT REVIEW

FUND MANAGERS

Patrick Coyne
MANAGING DIRECTOR/HEAD OF EQUITY INVESTMENTS

Joseph R. Baxter
SENIOR PORTFOLIO MANAGER

Robert F. Collins
SENIOR PORTFOLIO MANAGER

Q: PLEASE DESCRIBE OVERALL BOND MARKET CONDITIONS DURING THE FISCAL YEAR.
A: During the fiscal year ended August 31, 2004, economic recovery continued, though not without uncertainty and volatility that resulted from rising oil prices, events in the Middle East and the dollar's weakness versus other major world currencies. Also troubling the markets, the twin deficits (U.S. budget and trade) grew and are at or close to record levels. Job creation, often a spur for sustained growth, never quite reached the levels that economists expected to see well into an economic recovery.

The Federal Reserve elected to raise the fed funds target rate (the rate at which banks make short-term loans to other banks) from 1.0% as the fiscal year began to 1.5% at year's end, reflecting their conviction that economic growth is sustainable and that the current inflationary pressures are temporary.

For the municipal bond market, two-year, AAA-rated securities began the 12-month period at 1.41% and ended at 1.72% (Source: Municipal Market Data). Though short-term rates rose, those of longer-term bonds fell. For AAA-rated bonds during the fiscal-year period, those of 10-year maturities began at 3.9% and ended at 3.5% while 30-year issues started at 5.0% and concluded at 4.7%.

In 2004 the yield curve flattened. The difference in yield between two-year and 30-year, AAA-rated municipal bonds began the year at 3.6% and ended the year at 2.9%. Interestingly, this was a "bull-flattening." Short rates rose in sympathy with the Federal Reserve tightening, but rates for bonds in the intermediate and long maturities fell (recall that bond yields and prices are inversely related - prices rise as yields fall). The markets seem to be indicating that the Federal Reserve is correct in ascertaining that the inflation pressures were transitory. Normally, in a Federal Reserve tightening, long rates would rise, but less than those of short rates, resulting in what is termed a "bear-flattening".

The difference in yield between municipal and Treasury bonds saw little change. Among two-year issues, the AAA-rated, general obligation municipal bond yield began the 12-month period at 72.7% of like-maturity Treasuries and ended the period at 71.7%. Among 30-year issues, the yield difference began the fiscal year at 96.4% and ended at 95.1%.

10-year bonds, however, showed more significant relative yield movement, with the municipal-to-Treasury bond yield difference moving from 88.8% at the period's beginning to 84.8% at its end. The change was likely driven by non-traditional buyers - including hedge funds, arbitrage accounts, and taxable accounts - purchasing municipal bonds, which are typically less sensitive to interest rate changes, as a hedge against the expectation that rates would rise.

Credit quality, which deteriorated in the prior fiscal year, showed signs of recovery. Many states have experienced increased revenues, although low employment numbers could impede that progress. Improving credit conditions contributed to the narrowing yield difference of bonds with different credit ratings; the "spread" between AAA- and BBB-rated municipal bonds shrank by 0.2% between January 1 and August 31, 2004. Also contributing to the narrowing spread was investors desire to "reach" for yield. With overall market yields as such low levels, investors seek ways to maintain income levels. One way to add yield is to add credit risk. This increased demand for lower-quality bonds lowered the yield of these securities relative to higher-grade bonds.

Debt supply was good during the fiscal year, though trending down from the record paces of 2002 and 2003 when new issue bonds in the amounts of $359 and $383 billion, respectively, came to market. Between January 1 and August 31, 2004, about $265 billion in new debt was issued, a decrease of approximately nine percent from 2003's rate. The drop was likely due to healthier state balance sheets - states issue less debt when they have more cash - and to a 24 percent drop in refinancing, as most states have already restructured debt where it made sense to do so.

Q: WHAT ECONOMIC CONDITIONS EXISTED IN FLORIDA DURING THE FISCAL YEAR?
A: Florida enjoys good fiscal management, healthy revenues, and an economy that outperformed those of many other states during the recent economic downturn. Florida created more jobs - 163,200 - than any other state during the fiscal year, and has a low unemployment rate at 4.4%. State tax revenues increased 10.0% over last year's figures in the first nine months of the fiscal year. Also, the state's fiscal reserves may likely go on to be the nation's healthiest, with revenue forecasts suggesting continued improvement. Beginning in 2005, Florida will begin a 14 percent increase in education and human services spending.

Florida, however, is in the path of many hurricanes and tropical storms, and that can adversely impact both the state's overall budget and local economies. As of this writing, four hurricanes have hit the state and total cost of cleanup, repair, and rebuilding is not yet clear. While the initial impact of the storms is devastation and destruction, our duty to be forward looking provides a glimpse of better days a head. The rebuilding effort will provide a needed burst to Florida's economy in the year ahead.

New issuance of state municipal bonds dropped by 42 percent during the fiscal year. Last year experienced higher supply, which was due in part to several large refinancing deals. Supply for the 12-month period also dropped because the state has experienced better revenue flows and therefore less need to issue debt (Source: The Bond Buyer).

Q: HOW DID DELAWARE TAX-FREE FLORIDA FUND PERFORM DURING THE FISCAL YEAR? DELAWARE TAX-FREE FLORIDA FUND appreciated +5.72% (Class A shares at net asset value with distributions reinvested) for the fiscal year ended August 31, 2004. The Fund trailed the +5.76% return of its peer group, as represented by the 62 funds of the Lipper Florida Municipal Debt Funds Average. The Fund also underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned +7.11% (Source: Lipper Inc.). *

Q: WHAT STRATEGIES CONTRIBUTED TO FUND PERFORMANCE?
A: Positions in hospital, multi-family housing, and pre-refunded bonds contributed to the Fund's performance during the 12-month period. We doubled the Fund's position in Puerto Rico bonds in May, when we saw heavy supply at attractive prices. Prices for these bonds have increased as supply has gone down; we continue to hold the Puerto Rico securities.

Q: WHAT DETRACTED FROM FUND PERFORMANCE?
A: The Fund might have performed better by owning longer-term bonds. As a result of market forces, the Fund's duration shortened to 4.6 years, considerably less than our starting point of 6.5 years. Duration, which is calculated in years, is a common measure of a bond's or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates. Moving forward, we will examine opportunities to lengthen Fund duration when prices appear attractive to us.

Q: HOW DID DELAWARE TAX-FREE FLORIDA INSURED FUND PERFORM DURING THE FISCAL
YEAR?
DELAWARE TAX-FREE FLORIDA INSURED FUND gained +6.15% (Class A shares at net asset value with distributions reinvested) for the fiscal year ended August 31, 2004. The Fund bested the +5.49% return of its peer group, as represented by the Lipper Florida Insured Municipal Debt Funds Average. However, it underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned +7.11% (Source: Lipper Inc.).*

Q: WHAT STRATEGIES CONTRIBUTED TO FUND PERFORMANCE?
A: While we continue to invest in the sector as a whole, relative value considerations during the 12-month period led us to reduce the Fund's exposure in one hospital bond and eliminate our holdings in another. Also consistent with our income-first strategy, we held on to our high-coupon, short-duration bonds during the period. While the shorter call provisions on these securities result in limited price appreciation potential, the high coupons provide an above-market income stream that cannot be replaced by comparable securities in this current environment. Income-producing bonds would also result in avoiding passing on capital gains taxes to our investors.

The above strategy combined with the drop in duration of the overall market, led to a shorter duration for this Fund versus its peer group. Duration, which is calculated in years, is a common measure of a bond's or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates.

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

Q: WHAT DETRACTED FROM FUND PERFORMANCE?
A: A slightly longer duration might have benefited Fund performance for the 12-month period. Moving forward, once the less accommodative monetary policy stance of the Federal Reserve takes hold in the market, we think there will be opportunities to lengthen duration at more attractive yields than were available during the just concluded fiscal year.

Q: WHAT ECONOMIC CONDITIONS EXISTED IN NEW YORK DURING THE FISCAL YEAR?
A: New York's economy is slowly improving due to stronger financial markets and recovery from the events of September 11. Employment, which had declined between 2001 and 2003, grew by 0.7% during the fiscal year. State tax revenues increased by 10.1% in the first nine months of the fiscal year, driven by an 11.3% increase in personal income taxes.

Even so, we believe the state tends to have relatively weak fiscal management, as shown by the failure to pass its most recent budget on time. New York faces such key challenges as a high social services burden, an expensive and ongoing public school system overhaul, and high debt levels. The state projects a 2005-2006 budget deficit of $6.1 billion and a 2006-2007 deficit of $7.7 billion.

New York's new debt issuance was down about 20% this fiscal year versus the last, due in large part to a significant amount of refinancing and restructuring carried out last year.

Q: HOW DID DELAWARE TAX-FREE NEW YORK FUND PERFORM DURING THE FISCAL YEAR? DELAWARE TAX-FREE NEW YORK FUND gained +7.26% (Class A shares at net asset value with distributions reinvested) for the fiscal year ended August 31, 2004, outperforming both its peer group, as represented by the 110 funds of the Lipper New York Municipal Debt Funds Average, which returned +6.31% and the +7.11% return of its benchmark, the Lehman Brothers Municipal Bond Index (Source:
Lipper Inc.).*

Q: WHAT STRATEGIES CONTRIBUTED TO FUND PERFORMANCE?
A: The Fund's duration declined from 8.2 years to 6.2 years during the 12-month period. Duration, which is calculated in years, is a common measure of a bond's or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates. This was the result of a collapse of duration in the overall market as lower interest rates led older bonds to trade to their shorter call provisions rather than their longer stated maturities. Additionally, we took a more conservative approach by holding more short-term securities after the Federal Reserve began hiking interest rates. The Fund had somewhat greater liquidity as a result of this strategy, as it positioned well for further Fed actions.

We reduced the Fund's hospital sector holdings by about eight percent of net assets on relative value trades, and reduced a specific hospital position by half in order to further diversify the portfolio.

Q: WHAT DETRACTED FROM THE FUND'S PERFORMANCE?
A: We purchased bonds that were backed by a combination of the tobacco settlement and the New York state appropriations. We then reduced that position by half during the 12-month period, only to see the remaining bonds continue to perform well. Even so, we appreciated the added diversification attributed to the bonds' liquidations.

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

DELAWARE
  TAX-FREE FLORIDA FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free Florida Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns
Through August 31, 2004                      Lifetime   Five Years    One Year
--------------------------------------------------------------------------------
Class A (Est. 3/2/95)
Excluding Sales Charge                        +6.30%      +5.86%       +5.72%
Including Sales Charge                        +5.79%      +4.88%       +1.01%
--------------------------------------------------------------------------------
Class B (Est. 9/15/95)
Excluding Sales Charge                        +5.30%      +5.08%       +4.92%
Including Sales Charge                        +5.30%      +4.84%       +0.92%
--------------------------------------------------------------------------------
Class C (Est. 4/22/95)
Excluding Sales Charge                        +5.32%      +5.12%       +5.02%
Including Sales Charge                        +5.32%      +5.12%       +4.02%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Florida Fund for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

DELAWARE
  TAX-FREE FLORIDA FUND

FUND BASICS
As of August 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$ 15.74 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

37
--------------------------------------------------------------------------------
FUND START DATE:

March 2, 1995
--------------------------------------------------------------------------------
YOUR FUND MANAGERS:

Patrick P. Coyne is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Patrick Coyne joined Delaware Investments' fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high-grade municipal bonds and municipal futures contracts.

Joseph R. Baxter is a graduate of LaSalle University where he earned his undergraduate degree in finance and marketing. Prior to joining Delaware Investments in 1999, he held investment positions with First Union. Most recently, he served as a municipal portfolio manager for the Evergreen Funds. Robert F. Collins is a graduate of Ursinus College where he earned his undergraduate degree in economics. Prior to joining Delaware Investments in 2004, he co-managed the municipal portfolio management group of PNC Advisors, overseeing the tax-exempt investments of high-net worth and institutional accounts. Previously, he headed the municipal fixed-income team at Wilmington Trust Company, managing funds and high-net worth accounts. Mr. Collins is a CFA charterholder.
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A   DVFAX
Class B   DVFBX
Class C   DVFCX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
March 2, 1995 (Fund's inception) through August 31, 2004

DELAWARE FLORIDA FUND GROWTH OF $10,000 INVESTMENT CHART

                     DELAWARE FLORIDA       LEHMAN BROTHERS
                      FUND - CLASS A         MUNICIPAL BOND
                         SHARES                  INDEX
        2-Mar-95         $ 9,551                $10,000
       31-AUG-95         $10,011                $10,469
       31-AUG-96         $10,713                $11,017
       31-AUG-97         $11,804                $12,035
       31-AUG-98         $13,022                $13,076
       31-AUG-99         $12,825                $13,142
       31-AUG-00         $13,352                $14,031
       31-AUG-01         $14,619                $15,461
       31-AUG-02         $15,558                $16,426
       31-AUG-03         $16,128                $16,942
       31-AUG-04         $17,072                $18,146

Chart assumes $10,000 invested on March 2, 1995 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. The chart also assumes $10,000 invested in the Lehman Brothers Municipal Bond Index at that month's end, March 31, 1995. After March 31, 1995 returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund Distributions or redemptions of Fund shares.

DELAWARE
  TAX-FREE FLORIDA INSURED FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free Florida Insured Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns
Through August 31, 2004            Lifetime    10 Years    Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 1/1/92)
Excluding Sales Charge              +6.31%      +6.09%       +5.85%      +6.15%
Including Sales Charge              +5.92%      +5.60%       +4.87%      +1.41%
--------------------------------------------------------------------------------
Class B (Est. 3/11/94)
Excluding Sales Charge              +5.10%      +5.54%       +5.06%      +5.36%
Including Sales Charge              +5.10%      +5.54%       +4.82%      +1.36%
--------------------------------------------------------------------------------
Class C (Est. 9/29/97)*
Excluding Sales Charge              +4.37%                   +5.05%      +5.36%
Including Sales Charge              +4.37%                   +5.05%      +4.36%
--------------------------------------------------------------------------------

*Class C shares were sold and outstanding from September 29, 1997 until December 18, 1997, when all outstanding Class C shares were redeemed. There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The performance for Class C shares during the period from December 19, 1997 through January 7, 1999 is based upon the performance of Class B shares.

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Florida Insured Fund for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

DELAWARE
  TAX-FREE FLORIDA INSURED FUND

FUND BASICS
As of August 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$ 93.68 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

41
--------------------------------------------------------------------------------
FUND START DATE:

January 1, 1992
--------------------------------------------------------------------------------
YOUR FUND MANAGER:

Patrick P. Coyne
Joseph R. Baxter
Robert F. Collins
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A   VFLIX
Class B   DVDBX
Class C   DVDCX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
August 31, 1994 (Fund's inception) through August 31, 2004

DELAWARE TAX-FREE FLORIDA INSURED FUND GROWTH OF $10,000 INVESTMENT CHART

                    DELAWARE FLORIDA         LEHMAN BROTHERS
                      INSURED FUND -         MUNICIPAL BOND
                     CLASS A SHARES              INDEX
       31-AUG-94         $ 9,551                $10,000
       31-AUG-95         $10,328                $10,886
       31-AUG-96         $10,938                $11,456
       31-AUG-97         $12,004                $12,514
       31-AUG-98         $13,082                $13,597
       31-AUG-99         $12,973                $13,665
       31-AUG-00         $13,660                $14,590
       31-AUG-01         $14,943                $16,077
       31-AUG-02         $15,815                $17,080
       31-AUG-03         $16,238                $17,617
       31-AUG-04         $17,243                $18,869

Chart assumes $10,000 invested on August 31, 1994 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DISCLOSURE                       FOR THE PERIOD MARCH 1, 2004 TO AUGUST 31, 2004
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

DELAWARE TAX-FREE FLORIDA FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    Expense
                                                         Beginning       Ending                   Paid During
                                                          Account        Account     Annualized     Period
                                                           Value          Value        Expense     3/1/04 to
                                                           3/1/04        8/31/04        Ratio       8/31/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                   $1,000.00    $1,001.70         0.75%       $3.77
Class B                                                    1,000.00       997.90         1.50%        7.53
Class C                                                    1,000.00       997.90         1.50%        7.53
--------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                   $1,000.00    $1,021.18         0.75%       $3.82
Class B                                                    1,000.00     1,017.36         1.50%        7.64
Class C                                                    1,000.00     1,017.36         1.50%        7.64
--------------------------------------------------------------------------------------------------------------

(1) Effective November 1, 2004, the Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to increase. Had the new expense waiver been in effect during the period, the Fund's expense analysis would be as follows:

                                                                                                    Expense
                                                         Beginning       Ending                   Paid During
                                                          Account        Account     Annualized     Period
                                                           Value          Value        Expense     3/1/04 to
                                                           3/1/04        8/31/04        Ratio       8/31/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                   $1,000.00    $1,000.89         0.91%       $4.58
Class B                                                    1,000.00       997.09         1.66%        8.34
Class C                                                    1,000.00       997.09         1.66%        8.34
--------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                   $1,000.00    $1,020.37         0.91%       $4.63
Class B                                                    1,000.00     1,016.55         1.66%        8.45
Class C                                                    1,000.00     1,016.55         1.66%        8.45
--------------------------------------------------------------------------------------------------------------

DELAWARE TAX-FREE FLORIDA INSURED FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    Expense
                                                         Beginning       Ending                   Paid During
                                                          Account        Account     Annualized     Period
                                                           Value          Value        Expense     3/1/04 to
                                                           3/1/04        8/31/04        Ratio       8/31/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                   $1,000.00    $1,001.20         0.90%       $4.53
Class B                                                    1,000.00       997.40         1.65%        8.28
Class C                                                    1,000.00       997.40         1.65%        8.28
--------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                   $1,000.00    $1,020.42         0.90%       $4.58
Class B                                                    1,000.00     1,016.60         1.65%        8.40
Class C                                                    1,000.00     1,016.60         1.65%        8.40
--------------------------------------------------------------------------------------------------------------

(1) Effective November 1, 2004, the Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to increase. Had the new expense waiver been in effect during the period, the Fund's expense analysis would be as follows:

                                                                                                    Expense
                                                         Beginning       Ending                   Paid During
                                                          Account        Account     Annualized     Period
                                                           Value          Value        Expense     3/1/04 to
                                                           3/1/04        8/31/04        Ratio       8/31/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                   $1,000.00    $1,001.15         0.91%       $4.58
Class B                                                    1,000.00       997.35         1.66%        8.33
Class C                                                    1,000.00       997.35         1.66%        8.33
--------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                   $1,000.00    $1,020.37         0.91%       $4.63
Class B                                                    1,000.00     1,016.55         1.66%        8.45
Class C                                                    1,000.00     1,016.55         1.66%        8.45
--------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATIONS                                         AS OF AUGUST 31, 2004

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart which presents portfolio holdings as a percent of total net assets, and is provided in compliance with such requirements.

DELAWARE TAX-FREE FLORIDA FUND
------------------------------------------------------------------------
                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                98.06%
------------------------------------------------------------------------
Airport Revenue Bonds                                           5.55%
Continuing Care/Retirement Revenue Bonds                        1.71%
Corporate Backed Revenue Bonds                                  0.98%
Dedicated Tax & Fees Revenue Bonds                              4.49%
Hospital Revenue Bonds                                         18.73%
Miscellaneous Revenue Bonds                                     7.38%
Multi Family Housing Revenue Bonds                             11.63%
Ports & Harbors Revenue Bonds                                   1.99%
Pre-Refunded Bonds                                             21.13%
Public Power Revenue Bonds                                      6.54%
Single Family Housing Revenue Bonds                             3.43%
Tax Increment/Special Assessment Bonds                          7.06%
Territorial Revenue Bonds                                       5.28%
Turnpike/Toll Road Revenue Bonds                                2.16%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.06%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.94%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

DELAWARE TAX-FREE FLORIDA INSURED FUND
------------------------------------------------------------------------
                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                98.58%
------------------------------------------------------------------------
Airport Revenue Bonds                                           3.49%
Dedicated Tax & Fees Revenue Bonds                             13.79%
Higher Education Revenue Bonds                                  3.45%
Hospital Revenue Bonds                                         18.43%
Multi Family Housing Revenue Bonds                             29.30%
Municipal Lease Revenue Bonds                                   4.50%
Pre-Refunded Bonds                                              7.96%
Public Power Revenue Bonds                                      2.19%
Tax Increment/Special Assessment Bonds                          3.09%
Territorial General Obligation Bonds                            3.13%
Territorial Revenue Bonds                                       7.42%
Water & Sewer Revenue Bonds                                     1.83%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.58%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.42%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                         DELAWARE TAX-FREE FLORIDA FUND
  OF NET ASSETS                                   August 31, 2004

                                                         Principal      Market
                                                          Amount        Value
MUNICIPAL BONDS - 98.06%
Airport Revenue Bonds - 5.55%
  Capital Trust Agency Florida Revenue
    (Orlando/Cargo Project)
    6.75% 1/1/32 (AMT)                                  $  395,000    $  371,817
  Miami-Dade County Florida Aviation
    Revenue Series A
    5.00% 10/1/33 (FSA)(AMT)                               500,000       501,460
                                                                      ----------
                                                                         873,277
                                                                      ----------
Continuing Care/Retirement Revenue Bonds - 1.71%
  Volusia County Health Facilities Authority
    (John Knox Village) Series A
    6.00% 6/1/17 (RADIAN)                                  250,000       268,388
                                                                      ----------
                                                                         268,388
                                                                      ----------
Corporate Backed Revenue Bonds - 0.98%
  Jacksonville Sewer & Solid Waste
    Disposal Facilities Authority
    (Anheuser Busch Project)
    5.875% 2/1/36 (AMT)                                    150,000       154,979
                                                                      ----------
                                                                         154,979
                                                                      ----------
Dedicated Tax & Fees Revenue Bonds - 4.49%
  Dade County Special Obligation
    Series B 5.00% 10/1/35 (AMBAC)                         700,000       707,070
                                                                      ----------
                                                                         707,070
                                                                      ----------
Hospital Revenue Bonds - 18.73%
  Escambia County Health Facilities
    Authority (Florida Health Care
    Facilities - VHA Program)
    5.95% 7/1/20 (AMBAC)                                   425,000       440,037
  Highlands County Health Facilities
    Authority (Adventist Health
    System/Sunbelt) Series A
    6.00% 11/15/31                                         500,000       533,869
  Hillsborough County Florida Industrial
    Development (Tampa General
    Hospital Project) Series B
    5.25% 10/1/34                                          150,000       148,715
  North Miami Health Facilities Authority
    (Catholic Health Services)
    LOC Suntrust Bank-Miami
    6.00% 8/15/16                                          500,000       525,790
  Orange County, Florida Health Facilities
    Authority Revenue (Orlando Regional
    Healthcare) 5.75% 12/1/32                              250,000       259,700
  Palm Beach County Health Facilities
    Authority Revenue Refunding Hospital
    (Boca Raton Community Hospital)
    5.625% 12/1/31                                         500,000       513,895
  South Broward Hospital District Revenue
    (Memorial Healthcare System)
    5.625% 5/1/32                                          500,000       525,855
                                                                      ----------
                                                                       2,947,861
                                                                      ----------
Miscellaneous Revenue Bonds - 7.38%
  Florida State Board of Education (Lottery
    Revenue) Series A 6.00% 7/1/14 (FGIC)                1,000,000     1,161,680
                                                                      ----------
                                                                       1,161,680
                                                                      ----------

                                                         Principal      Market
                                                          Amount        Value
 MUNICIPAL BONDS (CONTINUED)
 Multi Family Housing Revenue Bonds - 11.63%
   Dade County Housing Finance Authority
     (Lincoln Fields Apartments Section 8)
      6.25% 7/1/24 (MBIA)                              $  490,000     $  490,568
   Duval Housing Finance Authority
     (St. Augustine Apartments)
     6.00% 3/1/21                                         300,000        310,650
   Florida Housing Finance Agency
     (The Vineyards Project) Series H
     6.40% 11/1/15                                        500,000        514,550
   Volusia County Housing Finance
     Authority (San Marco Apartments)
     Series A 5.60% 1/1/44 (FSA)(AMT)                     500,000        513,895
                                                                      ----------
                                                                       1,829,663
                                                                      ----------
 Ports & Harbors Revenue Bonds - 1.99%
   Jacksonville Florida Port Authority
     Seaport Revenue
     5.70% 11/1/30 (MBIA)(AMT)                            295,000        313,892
                                                                      ----------
                                                                         313,892
                                                                      ----------
*Pre-Refunded Bonds - 21.13%
   Jacksonville Florida Port Authority
     Seaport Revenue
     5.70% 11/1/30-10 (MBIA)(AMT)                         205,000        232,827
   Northern Palm Beach County
     Improvement District Special
     Assessment (Abacoa Water Control)
     7.20% 8/1/16-06                                      300,000        335,295
   Pinellas County Educational Facilities
     Authority (Clearwater Christian College)
     Private Placement 8.00% 2/1/11-06                    205,000        222,634
   Tampa Utilities Tax Revenue Series A
     6.00% 10/1/17-09 (AMBAC)                           1,000,000      1,164,209
     6.125% 10/1/18-09 (AMBAC)                          1,000,000      1,170,109
   Volusia County, Florida Industrial
     Development Authority Mortgage
     Revenue (Bishops Glen Retirement
     Health Facilities Project)
     7.50% 11/1/16-06                                     180,000        201,361
                                                                      ----------
                                                                       3,326,435
                                                                      ----------
 Public Power Revenue Bonds - 6.54%
   Jacksonville, Florida Electric Authority
     Revenue Electric System Series 3-C
     5.50% 10/1/30                                      1,000,000      1,028,990
                                                                      ----------
                                                                       1,028,990
                                                                      ----------
 Single Family Housing Revenue Bonds - 3.43%
   Florida Housing Finance Agency
     Homeowner Mortgage Series 1B
     6.00% 7/1/17                                          90,000         93,729
   Orange County Florida Housing Finance
     Authority Homeowner Revenue Series B
     5.25% 3/1/33 (AMT)                                   440,000        445,588
                                                                      ----------
                                                                         539,317
                                                                      ----------

STATEMENT                                         DELAWARE TAX-FREE FLORIDA FUND
  OF NET ASSETS (CONTINUED)

                                                         Principal      Market
                                                          Amount        Value
MUNICIPAL BONDS (CONTINUED)
Tax Increment/Special Assessment Bonds - 7.06%
  Hollywood Florida Community
    Redevelopment Agency
    5.625% 3/1/24                                       $  300,000   $   313,580
  Julinton Creek Plantation Community
    Development District Special Assessment
    5.00% 5/1/29 (MBIA)                                    200,000       203,576
  Lake Bernadette Community Development
    District Special Assessment Series A
    8.00% 5/1/17                                           140,000       143,391
  Midtown Miami, Florida Community
    Development 6.50% 5/1/37                               250,000       257,305
  Tampa Palms Community Development
    District (Richmond Place Project)
    7.50% 5/1/18                                           185,000       194,010
                                                                     -----------
                                                                       1,111,862
                                                                     -----------
Territorial Revenue Bonds - 5.28%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Series B 6.00% 7/1/26                                  150,000       157,260
  Puerto Rico Commonwealth Highway &
    Transportation Authority Transportation
    Revenue Series G 5.00% 7/1/42                          300,000       300,618
  Puerto Rico Public Buildings Authority
    Revenue 5.25% 7/1/33                                   360,000       372,557
                                                                     -----------
                                                                         830,435
                                                                     -----------
Turnpike/Toll Road Revenue Bonds - 2.16%
  Dunes, Florida Community Development
    District Revenue-Intracoastal Waterway
    Bridge (ITT Industries Corp.)
    5.50% 10/1/07                                          175,000       177,307
  Florida State Mid-Bay Bridge Authority
    Series D 6.125% 10/1/22                                160,000       162,192
                                                                     -----------
                                                                         339,499
                                                                     -----------
TOTAL MUNICIPAL BONDS
  (cost $14,492,870)                                                  15,433,348
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 98.06%
  (cost $14,492,870)                                                  15,433,348
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.94%                                             304,679
                                                                     -----------
NET ASSETS APPLICABLE TO 1,425,641
  SHARES OUTSTANDING - 100.00%                                       $15,738,027
                                                                     ===========

Net Asset Value - Delaware Tax-Free Florida Fund
  Class A ($9,824,062 / 890,529 Shares)                                   $11.03
                                                                          ------
Net Asset Value - Delaware Tax-Free Florida Fund
  Class B ($3,756,866 / 339,927 Shares)                                   $11.05
                                                                          ------
Net Asset Value - Delaware Tax-Free Florida Fund
  Class C ($2,157,099 / 195,185 Shares)                                   $11.05
                                                                          ------

COMPONENTS OF NET ASSETS AT AUGUST 31, 2004:
Shares of beneficial interest
  (unlimited authorization -- no par)                               $15,493,458
Distributions in excess of net investment income                           (181)
Accumulated net realized loss on investments                           (695,728)
Net unrealized appreciation of investments                              940,478
                                                                    -----------
Total net assets                                                    $15,738,027
                                                                    ===========

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

NET ASSET VALUE AND OFFERING PRICE PER SHARE --
  DELAWARE TAX-FREE FLORIDA FUND
Net asset value Class A (A)                                              $11.03
Sales charge (4.50% of offering price,
  or 4.71% of amount invested per share)(B)                                0.52
                                                                         ------
Offering price                                                           $11.55
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENT                                 DELAWARE TAX-FREE FLORIDA INSURED FUND
  OF NET ASSETS (CONTINUED)               August 31, 2004

                                                     Principal         Market
                                                       Amount          Value
MUNICIPAL BONDS - 98.58%
Airport Revenue Bonds - 3.49%
  Lee County Florida Airport Revenue
    Series B 5.75% 10/1/33 (FSA)                     $ 3,000,000     $ 3,273,060
                                                                     -----------
                                                                       3,273,060
                                                                     -----------
Dedicated Tax & Fees Revenue Bonds - 13.79%
  Florida State Department of
    Transportation 5.00% 7/1/31 (FGIC)                 1,875,000       1,913,119
  Jacksonville Florida Excise Taxes
    Revenue Series B
    5.00% 10/1/26 (AMBAC)                              1,000,000       1,025,690
 +Palm Beach County Florida Criminal
    Justice Facilities Revenue Inverse
    Floater 9.97% 6/1/12 (FGIC)                        7,500,000       9,977,475
                                                                     -----------
                                                                      12,916,284
                                                                     -----------
Higher Education Revenue Bonds - 3.45%
  Broward County, Florida Educational
    Facilities Authority Revenue
    (Nova Southeastern University)
    5.25% 4/1/27 (RADIAN)                              1,000,000       1,023,240
  Dade County Florida Educational
    Facilities
    Authority (University of Miami)
    Series A 5.75% 4/1/29 (AMBAC)                      2,000,000       2,206,860
                                                                     -----------
                                                                       3,230,100
                                                                     -----------
Hospital Revenue Bonds - 18.43%
  Escambia County Health Facilities
    Authority (Florida Health Care
    Facilities - VHA Program)
    5.95% 7/1/20 (AMBAC)                               4,500,000       4,659,210
  Highlands County Health Facilities
    Authority (Adventist Health
    System/Sunbelt) Series A
    6.00% 11/15/31                                     1,000,000       1,067,740
  Indian River County Hospital District
    (Indian River Memorial Hospital)
    6.10% 10/1/18 (FSA)                                3,000,000       3,288,990
  Orange County, Florida Health
    Facilities Authority Revenue
    (Adventist Health System)
    5.625% 11/15/32                                    1,000,000       1,036,050
  Palm Beach County Health Facilities
    Authority Revenue Refunding
    Hospital (Boca Raton Community
    Hospital) 5.625% 12/1/31                           2,000,000       2,055,580
  South Broward Hospital District
    Revenue (Memorial Healthcare
    System) 5.625% 5/1/32                              2,500,000       2,629,275
  Tallahassee Health Facilities
    (Tallahassee Memorial Regional
    Medical Center) Series B
    6.00% 12/1/15 (MBIA)                               2,500,000       2,525,675
                                                                     -----------
                                                                      17,262,520
                                                                     -----------

                                                     Principal         Market
                                                       Amount          Value
 MUNICIPAL BONDS (CONTINUED)
 Multi Family Housing Revenue Bonds - 29.30%
   Florida Housing Finance Agency
     (Spinnaker Cove Apartments)
     Series G LOC First Union National
     Bank of North Carolina
     6.50% 7/1/36 (AMBAC)(AMT)                        $   500,000    $   519,435
   Florida Housing Finance Agency
     (Crossings Indian Run Apartments
     HUD) Series V LOC First Union
     National Bank of North Carolina
     6.10% 12/1/26 (AMBAC)(AMT)                           750,000        777,945
   Florida Housing Finance Agency
     (Landings at Sea Forest Apartments)
     Series T LOC First Union National
     Bank of North Carolina
     5.85% 12/1/18 (AMBAC)(FHA)(AMT)                      420,000        438,715
     6.05% 12/1/36 (AMBAC)(FHA)(AMT)                      700,000        722,337
   Florida Housing Finance Agency
     (Leigh Meadows Apartments
     Section 8) Series N
     6.30% 9/1/36 (AMBAC)(AMT)                          2,000,000      2,075,480
   Florida Housing Finance Agency
     (Leigh Meadows Apartments
     Section 8) Series N LOC First Union
     National Bank of North Carolina
     6.20% 9/1/26 (AMBAC)(AMT)                          2,765,000      2,870,706
   Florida Housing Finance Agency
     (Mariner Club Apartments) Series K-1
     6.25% 9/1/26 (AMBAC)(AMT)                          2,000,000      2,078,020
     6.375% 9/1/36 (AMBAC)(AMT)                         3,500,000      3,636,080
   Florida Housing Finance Agency
     (Riverfront Apartments Section 8)
     Series A 6.25% 4/1/37 (AMBAC)(AMT)                 1,000,000      1,044,390
   Florida Housing Finance Agency
     (Sterling Palms Apartments)
     Series D-1 LOC First Union National
     Bank of North Carolina
     6.30% 12/1/16 (AMBAC)(AMT)                         1,000,000      1,044,320
     6.40% 12/1/26 (AMBAC)(AMT)                         1,500,000      1,557,600
     6.50% 6/1/36 (AMBAC)(AMT)                          6,540,000      6,788,978
   Florida Housing Finance Agency
     (Woodbridge Apartments Project)
     Series L 6.25% 6/1/36 (AMBAC)(AMT)                 2,000,000      2,077,180
   Florida Housing Finance Agency
     (Woodbridge Apartments) Series L
     LOC First Union National Bank of
     North Carolina
     6.15% 12/1/26 (AMBAC)(AMT)                         1,750,000      1,817,970
                                                                     -----------
                                                                      27,449,156
                                                                     -----------
 Municipal Lease Revenue Bonds - 4.50%
   Osceola County Florida School Board
     Series A 5.25% 6/1/27 (AMBAC)                      4,000,000      4,213,560
                                                                     -----------
                                                                       4,213,560
                                                                     -----------
*Pre-Refunded Bonds - 7.96%
   Miramar Wastewater Improvement
     Assessment 6.75% 10/1/25-04 (FGIC)                 2,425,000      2,460,260
   Port St. Lucie Florida Utility Revenue
     6.00% 9/1/24-04 (FGIC)                             5,000,000      5,000,000
                                                                     -----------
                                                                       7,460,260
                                                                     -----------

STATEMENT                                 DELAWARE TAX-FREE FLORIDA INSURED FUND
  OF NET ASSETS (CONTINUED)

                                                     Principal         Market
                                                       Amount          Value
MUNICIPAL BONDS (CONTINUED)
Public Power Revenue Bonds - 2.19%
  Florida State Municipal Power Agency
    Revenue (Stanton II Project)
    5.00% 10/1/26 (AMBAC)                             $ 2,000,000    $ 2,051,380
                                                                     -----------
                                                                       2,051,380
                                                                     -----------
Tax Increment/Special Assessment Bonds - 3.09%
  Hollywood Florida Community
    Redevelopment Agency
    5.625% 3/1/24                                         900,000        940,743
  Midtown Miami, Florida Community
    Development 6.50% 5/1/37                              750,000        771,915
  Osceola County Celebration Community
    Development District Assessment
    6.10% 5/1/16 (MBIA)                                   470,000        476,401
  Osceola County Enterprise Community
    Development District Special
    Assessment 6.10% 5/1/16 (MBIA)                        695,000        704,466
                                                                     -----------
                                                                       2,893,525
                                                                     -----------
Territorial General Obligation Bonds - 3.13%
  Puerto Rico Commonwealth Public
    Improvement Series A
    5.50% 7/1/19 (MBIA)                                 2,500,000      2,930,175
                                                                     -----------
                                                                       2,930,175
                                                                     -----------
Territorial Revenue Bonds - 7.42%
  Puerto Rico Commonwealth
    Highway & Transportation Authority
    Transportation Revenue Series D
    5.25% 7/1/38                                        5,000,000      5,122,150
  Puerto Rico Electric Power Authority
    Series OO 5.00% 7/1/13 (CIFG)                         750,000        834,510
  Puerto Rico Public Buildings Authority
    Revenue 5.25% 7/1/25                                  930,000        991,659
                                                                     -----------
                                                                       6,948,319
                                                                     -----------
Water & Sewer Revenue Bonds - 1.83%
  Tampa Water and Sewer Revenue
    6.00% 10/1/16 (FSA)                                 1,000,000      1,209,920
  Village Center Community Development
    District Florida Utility Revenue
    5.00% 10/1/36 (MBIA)                                  500,000        508,700
                                                                     -----------
                                                                       1,718,620
                                                                     -----------
TOTAL MUNICIPAL BONDS
  (cost $86,712,415)                                                  92,346,959
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 98.58%
  (cost $86,712,415)                                                  92,346,959
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.42%                                           1,333,930
                                                                     -----------
NET ASSETS APPLICABLE TO 8,324,003
  SHARES OUTSTANDING - 100.00%                                       $93,680,889
                                                                     ===========

Net Asset Value -- Delaware Tax-Free Florida Insured Fund
  Class A ($87,590,413 / 7,783,120 Shares)                               $11.25
                                                                         ------
Net Asset Value -- Delaware Tax-Free Florida Insured Fund
  Class B ($5,002,341 / 444,251 Shares)                                  $11.26
                                                                         ------
Net Asset Value -- Delaware Tax-Free Florida Insured Fund
  Class C ($1,088,135 / 96,632 Shares)                                   $11.26
                                                                         ------

COMPONENTS OF NET ASSETS AT AUGUST 31, 2004**:
Shares of beneficial interest
  (unlimited authorization -- no par)                               $88,554,039
Accumulated net realized loss on investments                           (507,694)
Net unrealized appreciation of investments                            5,634,544
                                                                    -----------
Total net assets                                                    $93,680,889
                                                                    ===========

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT- Subject to Alternative Minimum Tax
CIFG - Insured by the CDS IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**See Note 4 in "Notes to Financial Statements" for details of reclassification of components of net assets.
 +An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term rates. Interest rate disclosed is in effect as of August 31, 2004.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE FLORIDA INSURED FUND
Net asset value Class A (A)                                              $11.25
Sales charge (4.50% of offering price,
  or 4.71% of amount invested per share)(B)                                0.53
                                                                         ------
Offering price                                                           $11.78
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                                            YEAR ENDED AUGUST 31, 2004
  OF OPERATIONS

                                                                             Delaware             Delaware
                                                                             Tax-Free             Tax-Free
                                                                           Florida Fund      Florida Insured Fund
INVESTMENT INCOME:
  Interest                                                                   $903,319             $5,596,815
                                                                             --------             ----------

EXPENSES:
  Management fees                                                              93,511                497,310
  Distribution expenses -- Class A                                             25,349                232,883
  Distribution expenses -- Class B                                             49,322                 55,731
  Distribution expenses -- Class C                                             19,525                  9,589
  Dividend disbursing and transfer agent fees and expenses                      9,538                 77,679
  Accounting and administration expenses                                        6,357                 37,223
  Legal and professional fees                                                   6,500                 35,794
  Registration fees                                                             3,630                 11,324
  Reports and statements to shareholders                                        3,324                 10,964
  Custodian fees                                                                1,450                  4,961
  Trustees' fees                                                                1,638                  4,202
  Other                                                                         1,554                  6,759
                                                                             --------             ----------
                                                                              221,698                984,419
  Less expenses absorbed or waived                                            (40,947)               (35,069)
  Less expenses paid indirectly                                                (1,367)                (3,363)
                                                                             --------             ----------
  Total expenses                                                              179,384                945,987
                                                                             --------             ----------
NET INVESTMENT INCOME                                                         723,935              4,650,828
                                                                             --------             ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                             32,818                177,786
  Net change in unrealized appreciation/depreciation of investments           127,476              1,004,732
                                                                             --------             ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                               160,294              1,182,518
                                                                             --------             ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $884,229             $5,833,346
                                                                             ========             ==========

See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS

                                                                     Delaware Tax-Free                Delaware Tax-Free
                                                                        Florida Fund                Florida Insured Fund
                                                                         Year Ended                       Year Ended
                                                                   8/31/04        8/31/03          8/31/04          8/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                          $   723,935    $   723,474      $  4,650,828     $  4,996,861
  Net realized gain on investments                                    32,818         76,778           177,786          614,284
  Net change in unrealized
    appreciation/depreciation of investments                         127,476       (243,690)        1,004,732       (2,605,250)
                                                                 -----------    -----------      ------------     ------------
  Net increase in net assets resulting from operations               884,229        556,562         5,833,346        3,005,895
                                                                 -----------    -----------      ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                         (462,334)      (466,803)       (4,392,087)      (4,753,688)
    Class B                                                         (187,329)      (210,191)         (220,713)        (218,299)
    Class C                                                          (74,272)       (46,480)          (38,028)         (24,874)
                                                                 -----------    -----------      ------------     ------------
                                                                    (723,935)      (723,474)       (4,650,828)      (4,996,861)
                                                                 -----------    -----------      ------------     ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                          933,040      1,111,543         4,069,521        5,639,680
    Class B                                                          162,847        928,820           591,446        1,740,052
    Class C                                                          649,420      1,165,280           524,409          431,204

  Net asset value of shares issued upon
    reinvestment of dividends and distributions:
    Class A                                                          197,490        182,417         1,422,253        1,575,119
    Class B                                                           47,821         67,252            86,919           95,718
    Class C                                                           34,530         20,496            24,843           17,939
                                                                 -----------    -----------      ------------     ------------
                                                                   2,025,148      3,475,808         6,719,391        9,499,712
                                                                 -----------    -----------      ------------     ------------
  Cost of shares repurchased:
    Class A                                                       (1,087,726)    (1,976,552)      (14,966,660)     (15,180,505)
    Class B                                                       (1,815,553)      (739,284)       (1,533,316)      (1,146,474)
    Class C                                                         (379,454)       (64,239)         (317,623)        (141,785)
                                                                 -----------    -----------      ------------     ------------
                                                                  (3,282,733)    (2,780,075)      (16,817,599)     (16,468,764)
                                                                 -----------    -----------      ------------     ------------
Increase (decrease) in net assets derived
  from capital share transactions                                 (1,257,585)       695,733       (10,098,208)      (6,969,052)
                                                                 -----------    -----------      ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS                             (1,097,291)       528,821        (8,915,690)      (8,960,018)

NET ASSETS:
  Beginning of year                                               16,835,318     16,306,497       102,596,579      111,556,597
                                                                 -----------    -----------      ------------     ------------
  End of year                                                    $15,738,027    $16,835,318       $93,680,889     $102,596,579
                                                                 ===========    ===========      ============     ============
  (Distributions in excess of net investment income)             $      (181)   $      (181)     $         --     $         --
                                                                 -----------    -----------      ------------     ------------

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware Tax-Free Florida Fund Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03      8/31/02(1)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.920     $11.030      $10.870     $10.420      $10.530

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.505       0.510        0.514       0.513        0.518
Net realized and unrealized gain (loss) on investments          0.110      (0.110)       0.160       0.450       (0.110)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.615       0.400        0.674       0.963        0.408
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.505)     (0.510)      (0.514)     (0.513)      (0.518)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.505)     (0.510)      (0.514)     (0.513)      (0.518)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.030     $10.920      $11.030     $10.870      $10.420
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                 5.72%       3.67%        6.42%       9.48%        4.11%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $9,824      $9,694      $10,464     $10,747       $8,711
Ratio of expenses to average net assets(3)                      0.75%       0.75%        0.75%       0.75%        0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.99%       0.98%        1.06%       0.97%        1.10%
Ratio of net investment income to average net assets            4.55%       4.59%        4.78%       4.84%        5.11%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            4.31%       4.36%        4.47%       4.62%        4.76%
Portfolio turnover                                                13%         31%          57%         40%          64%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amoritization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the year ended August 31, 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 0.76%.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware Tax-Free Florida Fund Class B
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03      8/31/02(1)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.940     $11.040      $10.890     $10.430      $10.540

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.422       0.426        0.433       0.434        0.443
Net realized and unrealized gain (loss) on investments          0.110      (0.100)       0.150       0.460       (0.110)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.532       0.326        0.583       0.894        0.333
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.422)     (0.426)      (0.433)     (0.434)      (0.443)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.422)     (0.426)      (0.433)     (0.434)      (0.443)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.050     $10.940      $11.040     $10.890      $10.430
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                 4.92%       2.98%        5.52%       8.76%        3.34%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,757      $5,313       $5,110      $4,655       $4,045
Ratio of expenses to average net assets(3)                      1.50%       1.50%        1.50%       1.50%        1.50%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.74%       1.73%        1.81%       1.72%        1.85%
Ratio of net investment income to average net assets            3.80%       3.84%        4.03%       4.09%        4.36%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.56%       3.61%        3.72%       3.87%        4.01%
Portfolio turnover                                                13%         31%          57%         40%          64%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amoritization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the year ended August 31, 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.51%.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware Tax-Free Florida Fund Class C
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03      8/31/02(1)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.930     $11.040      $10.880     $10.420      $10.530

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.421       0.426        0.433       0.434        0.446
Net realized and unrealized gain (loss) on investments          0.120      (0.110)       0.160       0.460       (0.110)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.541       0.316        0.593       0.894        0.336
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.421)     (0.426)      (0.433)     (0.434)      (0.446)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.421)     (0.426)      (0.433)     (0.434)      (0.446)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.050     $10.930      $11.040     $10.880      $10.420
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                 5.02%       2.89%        5.63%       8.79%        3.38%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $2,157      $1,828         $732        $516         $433
Ratio of expenses to average net assets(3)                      1.50%       1.50%        1.50%       1.50%        1.50%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.74%       1.73%        1.81%       1.72%        1.85%
Ratio of net investment income to average net assets            3.80%       3.84%        4.03%       4.09%        4.36%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.56%       3.61%        3.72%       3.87%        4.01%
Portfolio turnover                                                13%         31%          57%         40%          64%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amoritization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Ratio for the year ended August 31, 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.51%.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware Tax-Free Florida Insured Fund Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03      8/31/02(1)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.110     $11.330      $11.230     $10.770      $10.750

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.533       0.523        0.532       0.527        0.525
Net realized and unrealized gain (loss) on investments          0.140      (0.220)       0.100       0.460        0.020
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.673       0.303        0.632       0.987        0.545
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.533)     (0.523)      (0.532)     (0.527)      (0.525)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.533)     (0.523)      (0.532)     (0.527)      (0.525)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.250     $11.110      $11.330     $11.230      $10.770
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                 6.15%       2.68%        5.83%       9.39%        5.29%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $87,591     $95,951     $105,773    $107,365     $110,708
Ratio of expenses to average net assets                         0.90%       0.90%        0.90%       0.90%        0.91%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.94%       0.94%        0.99%       0.97%        1.01%
Ratio of net investment income to average net assets            4.72%       4.60%        4.80%       4.81%        4.98%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            4.68%       4.56%        4.71%       4.74%        4.88%
Portfolio turnover                                                 3%         26%          46%         12%          56%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amoritization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware Tax-Free Florida Insured Fund Class B
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03      8/31/02(1)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.120     $11.330      $11.230     $10.770      $10.750

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.448       0.437        0.445       0.443        0.448
Net realized and unrealized gain (loss) on investments          0.140      (0.210)       0.100       0.460        0.016
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.588       0.227        0.545       0.903        0.464
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.448)     (0.437)      (0.445)     (0.443)      (0.444)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.448)     (0.437)      (0.445)     (0.443)      (0.444)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.260     $11.120      $11.330     $11.230      $10.770
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                 5.36%       2.00%        5.01%       8.56%        4.50%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $5,002      $5,800       $5,223      $5,014       $5,272
Ratio of expenses to average net assets                         1.65%       1.65%        1.65%       1.65%        1.66%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.69%       1.69%        1.74%       1.72%        1.76%
Ratio of net investment income to average net assets            3.97%       3.85%        4.05%       4.06%        4.23%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.93%       3.81%        3.96%       3.99%        4.13%
Portfolio turnover                                                 3%         26%          46%         12%          56%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amoritization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware Tax-Free Florida Insured Fund Class C
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03      8/31/02(1)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.120     $11.330      $11.240     $10.780      $10.760

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.448       0.437        0.447       0.443        0.454
Net realized and unrealized gain (loss) on investments          0.140      (0.210)       0.090       0.460        0.010
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.588       0.227        0.537       0.903        0.464
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.448)     (0.437)      (0.447)     (0.443)      (0.444)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.448)     (0.437)      (0.447)     (0.443)      (0.444)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.260     $11.120      $11.330     $11.240      $10.780
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                 5.36%       2.00%        4.93%       8.45%        4.49%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,088        $846         $560         $53          $51
Ratio of expenses to average net assets                         1.65%       1.65%        1.65%       1.65%        1.66%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.69%       1.69%        1.74%       1.72%        1.76%
Ratio of net investment income to average net assets            3.97%       3.85%        4.05%       4.06%        4.23%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.93%       3.81%        3.96%       3.99%        4.13%
Portfolio turnover                                                 3%         26%          46%         12%          56%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amoritization of all premiums and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                                            AUGUST 31, 2004
  TO FINANCIAL STATEMENTS


Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts business trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund (each a "Fund" or, collectively, as the "Funds"). The Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Florida Fund and Delaware Tax-Free Florida Insured Fund is to seek as high a level of current income exempt from federal income tax and the Florida state intangibles tax, as is consistent with preservation of capital. The investment objective of Delaware Tax-Free New York Fund is to seek as high a level of current income exempt from federal income tax and from New York state personal income tax, as is consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Funds were paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the year ended August 31, 2004 were as follows:

                                                 Delaware         Delaware
                                                 Tax-Free         Tax-Free
                                                 Florida       Florida Insured
                                                  Fund              Fund
                                                 --------      ---------------
  Commission reimbursements                        $137             $818
  Earnings credits                                1,230            2,545

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                        Delaware Tax-Free     Delaware Tax-Free
                                          Florida Fund      Florida Insured Fund
                                        -----------------   --------------------
On the first $500 million                    0.55%                 0.50%
On the next $500 million                     0.50%                 0.475%
On the next $1.5 billion                     0.45%                 0.45%
In excess of $2.5 billion                    0.425%                0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below.

                                        Delaware Tax-Free     Delaware Tax-Free
                                          Florida Fund      Florida Insured Fund
                                        -----------------   --------------------
The operating expense limitation
  as a percentage of average daily
  net assets (per annum)                      0.50%                 0.65%

Expiration date                         October 31, 2004      October 31, 2004

Effective November 1, 2004,
  the operating expense limitation
  as a percentage of average daily
  net assets (per annum)                      0.66%                 0.66%

Expiration date                          March 31, 2006        March 31, 2006

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing, and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At August 31, 2004, the Funds had receivables from or liabilities payable to affiliates as follows:

                                        Delaware Tax-Free     Delaware Tax-Free
                                          Florida Fund      Florida Insured Fund
                                        -----------------   --------------------
Receivable from DMC under expense
  limitation agreement                         $--                  $--
Investment Management fee payable to DMC      (362)              (13,928)
Dividend disbursing, transfer agent fees,
  accounting and administration fees
  and other expenses payable to DSC         (1,266)               (8,679)
Other expenses payable to DMC and
  affiliates*                                 (582)               (1,782)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services provided to the Funds by DMC employees. For the year ended August 31, 2004, the Funds costs were as follows:

                                        Delaware Tax-Free     Delaware Tax-Free
                                          Florida Fund      Florida Insured Fund
                                        -----------------   --------------------
                                              $791                $4,560

For the year ended August 31, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                        Delaware Tax-Free     Delaware Tax-Free
                                          Florida Fund      Florida Insured Fund
                                        -----------------   --------------------
                                              $2,930             $10,391

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and trustees are paid no compensation by the Funds.

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS
For the year ended August 31, 2004, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                        Delaware Tax-Free     Delaware Tax-Free
                                          Florida Fund      Florida Insured Fund
                                        -----------------   --------------------
Purchases                                   $2,166,890          $2,978,489
Sales                                        3,292,266          12,991,877

At August 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                        Delaware Tax-Free     Delaware Tax-Free
                                          Florida Fund      Florida Insured Fund
                                        -----------------   --------------------
Cost of investments                        $14,492,870          $86,712,415
                                           -----------          -----------
Aggregate unrealized appreciation          $   953,556          $ 5,634,544
Aggregate unrealized depreciation              (13,078)                  --
                                           -----------          -----------
Net unrealized appreciation                $   940,478          $ 5,634,544
                                           ===========          ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                   Delaware Tax-Free        Delaware Tax-Free
                                     Florida Fund         Florida Insured Fund
                                   -----------------      --------------------
                                      Year Ended               Year Ended
                                  8/31/04     8/31/03     8/31/04       8/31/03
                                  -------     -------     -------       -------
Tax-exempt Income                 $723,935   $723,474    $4,650,828   $4,996,861

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                        Delaware Tax-Free     Delaware Tax-Free
                                          Florida Fund      Florida Insured Fund
                                        -----------------   --------------------
Shares of beneficial interest             $15,493,458           $88,554,039
Distributions in excess of net
  investment income                              (181)                   --
Post-October loss                                  --                    --
Capital loss carryforwards                   (695,728)             (507,694)
Unrealized appreciation of investments        940,478             5,634,544
                                          -----------           -----------
Net Assets                                $15,738,027           $93,680,889
                                          ===========           ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforward expire as follows:

                                        Delaware Tax-Free     Delaware Tax-Free
                                          Florida Fund      Florida Insured Fund
                                        -----------------   --------------------
2008                                         $ 52,610            $507,694
2009                                          643,118                  --
                                             --------            --------
Total                                        $695,728            $507,694
                                             ========            ========

During the year ended August 31, 2004, the Delaware Tax-Free Florida Insured Fund had $557,659 of capital loss carryforward expire. The Delaware Tax-Free Florida Fund and the Delaware Tax-Free New York Fund utilized capital loss carryforward of $32,818 and $25,039, respectively.

Post-October losses represent losses realized on investment transactions from November 1, 2003 through August 31, 2004 that, in accordance with federal income tax regulations, the Delaware Tax-Free New York Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended August 31, 2004, the Delaware Tax-Free Florida Insured Fund recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of expiration of capital loss carryforward. Results of operations and net assets were not affected by these reclassifications.


           Accumulated realized loss                Paid-in capital
           -------------------------                ---------------
                   $557,659                           ($557,659)

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                Delaware Tax-Free              Delaware Tax-Free
                                                  Florida Fund               Florida Insured Fund
                                                -----------------            --------------------
                                                   Year Ended                     Year Ended
                                             8/31/04        8/31/03         8/31/04        8/31/03
Shares sold:
  Class A                                     84,436        100,615         361,036        498,628
  Class B                                     14,638         83,873          52,775        152,690
  Class C                                     58,853        104,884          46,726         37,398

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                     17,890         16,498         126,274        138,879
  Class B                                      4,318          6,071           7,699          8,436
  Class C                                      3,122          1,847           2,205          1,582
                                            --------       --------      ----------     ----------
                                             183,257        313,788         596,715        837,613
                                            --------       --------      ----------     ----------

Shares repurchased:
  Class A                                    (99,881)      (178,105)     (1,339,780)    (1,336,825)
  Class B                                   (164,848)       (66,791)       (137,961)      (100,200)
  Class C                                    (33,967)        (5,869)        (28,419)       (12,304)
                                            --------       --------      ----------     ----------
                                            (298,696)      (250,765)     (1,506,160)    (1,449,329)
                                            --------       --------      ----------     ----------
Net increase (decrease)                     (115,439)        63,023        (909,445)      (611,716)
                                            ========       ========      ==========     ==========

For the year ended August 31, 2004 and 2003, the following shares and value were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                             Year Ended                                     Year Ended
                                                               8/31/04                                        8/31/03
                                         --------------------------------------------   --------------------------------------------
                                         Class B Shares    Class A Shares     Amount    Class B Shares    Class A Shares      Amount
Delaware Tax-Free Florida Fund               3,312             3,317          $36,842       5,872             5,883          $65,055
Delaware Tax-Free Florida Insured Fund      16,704            16,705          189,023      40,697            40,704          465,070

6. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of August 31, 2004, or at any time during the year.

7. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statement of Net Assets.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

9. TAX INFORMATION (UNAUDITED)
The information set forth below is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distribution on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2004, each Fund designates distributions paid during the year as follows:

                                        Delaware Tax-Free     Delaware Tax-Free
                                          Florida Fund      Florida Insured Fund
                                        -----------------   --------------------
(A) Long Term Capital Gains
    Distributions (Tax Basis)                   --                   --
(B) Ordinary Income Distributions
    (Tax Basis)                                 --                   --
(C) Tax-Exempt Distributions (Tax Basis)      100%                 100%
                                              ----                 ----
Total Distributions (Tax Basis)               100%                 100%
                                              ----                 ----

(A), (B) and (C) are based on a percentage of each Fund's total distributions.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Voyageur Investment Trust - Delaware Tax-Free Florida Fund
  and Delaware Tax-Free Florida Insured Fund
Voyageur Mutual Funds - Delaware Tax-Free New York Fund

We have audited the accompanying statements of net assets of Delaware Tax-Free Florida Fund and Delaware Tax-Free Florida Insured Fund (two of the series constituting Voyageur Investment Trust) and Delaware Tax-Free New York Fund (one of the series constituting Voyageur Mutual Funds) (the "Funds") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Florida Fund and Delaware Tax-Free Florida Insured Fund of Voyageur Investment Trust and the Delaware Tax-Free New York Fund of Voyageur Mutual Funds at August 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                  Ernst & Young LLP



Philadelphia, Pennsylvania
October 4, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             77             None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                       Trustee since        at different times at
                                                   May 15, 2003        Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            94             None
   2005 Market Street                                                 Citadel Constructors, Inc.
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             94       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation


   JOHN A. FRY                   Trustee(4)           3 Years                 President -               77           Director -
 2005 Market Street                                                    Franklin & Marshall College               Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                       Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       94             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      94        Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                        Chairperson - Andy
      19103                                                                                                      Warhol Foundation

                                                                                                                    Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee              10 Years               President/Chief             94         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River, Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         94            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          94            None(5)
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
     December 19, 1949                           August 21, 2003

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in           94            None(5)
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF       Senior Vice President     8 Years          Mr. Bishof has served in           94            None(5)
   2005 Market Street          and Treasurer                        various executive capacities
    Philadelphia, PA                                                    at different times at
       19103                                                            Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund, but may be used with a prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                              AFFILIATED OFFICERS                         CONTACT INFORMATION
WALTER P. BABICH                               JUDE T. DRISCOLL                            INVESTMENT MANAGER
Board Chairman                                 Chairman                                    Delaware Management Company
Citadel Construction Corporation               Delaware Investments Family of Funds        Philadelphia, PA
King of Prussia, PA                            Philadelphia, PA
                                                                                           INTERNATIONAL AFFILIATE
JOHN H. DURHAM                                 JOSEPH H. HASTINGS                          Delaware International Advisers Ltd.
Private Investor                               Executive Vice President and                London, England
Gwynedd Valley, PA                             Chief Financial Officer
                                               Delaware Investments Family of Funds        NATIONAL DISTRIBUTOR
ANTHONY D. KNERR                               Philadelphia, PA                            Delaware Distributors, L.P.
Managing Director                                                                          Philadelphia, PA
Anthony Knerr & Associates                     RICHELLE S. MAESTRO
New York, NY                                   Executive Vice President,                   SHAREHOLDER SERVICING, DIVIDEND
                                               Chief Legal Officer and Secretary           DISBURSING AND TRANSFER AGENT
ANN R. LEVEN                                   Delaware Investments Family of Funds        Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer          Philadelphia, PA                            2005 Market Street
National Gallery of Art                                                                    Philadelphia, PA 19103-7094
Washington, DC                                 MICHAEL P. BISHOF
                                               Senior Vice President and Treasurer         FOR SHAREHOLDERS
THOMAS F. MADISON                              Delaware Investments Family of Funds        800 523-1918
President and Chief Executive Officer          Philadelphia, PA
MLM Partners, Inc.                                                                         FOR SECURITIES DEALERS AND FINANCIAL
Minneapolis, MN                                                                            INSTITUTIONS REPRESENTATIVES ONLY
                                                                                           800 362-7500
JANET L. YEOMANS
Vice President/Mergers & Acquisitions                                                      WEB SITE
3M Corporation                                                                             www.delawareinvestments.com
St. Paul, MN

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(8928)                                                        Printed in the USA
AR-FLNY [8/04] IVES 10/04                                                  J9823

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)



FIXED INCOME

ANNUAL REPORT AUGUST 31, 2004
--------------------------------------------------------------------------------
              DELAWARE TAX-FREE MISSOURI INSURED FUND

              DELAWARE TAX-FREE OREGON INSURED FUND



[LOGO]
POWERED BY RESEARCH.(SM)

PORTFOLIO                                                     SEPTEMBER 10, 2004
  MANAGEMENT REVIEW

FUND MANAGERS

Patrick P. Coyne
Executive Vice President/Chief Investment Officer -
Fixed Income/Head of Equity Investments

Joseph R. Baxter
Senior Vice President/Senior Portfolio Manager

Robert F. Collins
Vice President/Senior Portfolio Manager

Q: WHAT KIND OF ECONOMIC ENVIRONMENT WAS IT FOR THE MUNICIPAL MARKETS DURING THE PAST 12 MONTHS?
A: In all, the environment for municipal bonds was surprisingly favorable considering volatile market conditions and generally negative fixed-income investor sentiment at the start of the period. In September 2003, market data indicated a rapidly strengthening economy and accelerating corporate earnings. These results prompted investor fears of rising inflation and Federal Reserve Board interest rate hikes. Unemployment levels trended higher than expected, however, suggesting the growing economy was not yet operating at its full potential. This enabled the Fed to maintain short-term interest rates at historically low levels throughout the period.

It was not until spring 2004, when a substantial increase in hiring activity became evident, that concern about rising rates returned. The expectation for interest rate hikes weighed on the bond markets, as did continued worries about terrorism, rising oil prices, and weakness in the U.S. dollar. In fact, the Fed did raise short-term rates twice during the period, first in late June and then again in August. During the final three months of the period, however, job growth trailed off unexpectedly, surprising investors who were expecting faster economic growth. Against this backdrop, tax-free bonds, which had lost ground in the prior few months, made up some of their recent losses.

For the full 12-month period, yields on shorter-maturity bonds rose in line with expectations for higher short-term interest rates. By contrast, yields on longer bonds fell, while their prices rose accordingly (bond yields and prices move in opposite directions). The difference in yields offered by two-year and 30-year AAA-rated municipal bonds went from 3.61% to 2.98% during the past 12 months, reflecting the better relative results of longer bonds. (Source: The Bond Buyer) Strong performance from lower-rated bonds was a second evident trend. As states' revenue collections have increased, their credit outlook has improved as well. Investors have become increasingly willing to invest in lower-rated investment-grade and non-rated securities to obtain a higher degree of income.

For the first eight months of 2004, national municipal issuance was down about nine percent nationwide when compared to the same period in 2003. (Source: The Bond Buyer) This decline in new supply reflected the improved financial position of states and municipalities. Greater tax collections limited the need to rely on the debt markets for funds to support needed projects. Higher interest rates also made it relatively less attractive to refinance outstanding bonds.

Q: WHAT ECONOMIC AND MUNICIPAL ENVIRONMENT DID YOU ENCOUNTER SPECIFICALLY IN THE THREE STATES PROFILED IN THIS REPORT?
A: Idaho's economy improved steadily throughout the past 12 months, reflecting national trends. The jobless rate in the state was just 4.9% at the end of July 2004, down from the previous year and significantly below the national average of 5.5%. Idaho's stronger economy led to significantly increased revenue collections, with tax income increasing by 12% for the first nine months of the current fiscal year. Also, revenue for the full 2004 fiscal year was projected to meet estimates, a significant improvement over the prior year's shortfall. (Source: Fiscal Studies Program, June 2004) The stronger economy, however, helped lead to a significant decline in Idaho municipal issuance from already modest levels. For the first eight months of 2004, supply was down 40 percent on a year-over-year basis. (Source: The Bond Buyer)

Thanks to strong fiscal management, the State of Missouri has maintained positive balances in its general fund during recent years, despite facing declines in tax collections during fiscal 2002 and 2003. For the first eight months of the 2004 fiscal year, however, Missouri's revenues were 3.3% higher than the previous year. As of July 2004, the state saw a modest 0.9% increase in employment, although manufacturing employment -- representing more than 13% of the state's jobs -- more than doubled that pace. The state's unemployment rate stood at 5.5% in July, matching the national average. (Source: Fiscal Studies Program, June 2004) Municipal issuance in Missouri declined by just four percent for the first eight months of 2004. (Source: The Bond Buyer)

In recent years, Oregon's economy was hit by weakness in the technology market and in Asian economies. Between 2001 and 2003, the state suffered substantial job losses. During the past year, however, Oregon's employment picture brightened considerably. While its July 2004 jobless rate of 6.8% was considerably higher than average, it represented a substantial improvement over Oregon's July 2003 rate of 8.7%. The state's recent economic challenges generated significant revenue shortfalls, but those shortfalls began to ease during the current fiscal year. During the first eight months of 2004, the state's municipal issuance rose by approximately 15% when compared to the first eight months of 2003.

Q: HOW DID THE THREE FUNDS PERFORM DURING THE FISCAL YEAR, AND WHAT MANAGEMENT STRATEGIES DID YOU PURSUE FOR EACH?
A: DELAWARE TAX-FREE IDAHO FUND gained +7.58% (Class A shares at net asset value with distributions reinvested) during the past 12 months, outpacing the +5.66% return of the Lipper Other States Municipal Debt Funds Average. As an additional point of comparison, the Lehman Brothers Municipal Bond Index returned +7.11%. The Fund's dividend payments during the past 12 months were exempt from federal and Idaho state taxes.*

During the period, we continued to choose investments based on our assessment of their income potential. Our focus on bonds' income stream helped the Fund during a time of tremendous volatility in the municipal market. Also, while the Fund's duration was somewhat longer than ideal at the beginning of the period, having this added sensitivity to interest rate movements helped performance in late 2003 and early 2004 when rates generally were falling. The longer duration did detract from performance when rates rose during the spring and we have since taken measures to shorten it, thus reducing the Fund's sensitivity to interest rate movements.

Trading activity remained modest during the period. Idaho's minimal supply of tax-free bonds creates a continual challenge to find new securities for the portfolio. This challenge limited total return potential during this period. We continued to make extensive use of Puerto Rico bonds; securities issued by U.S. territories generally are tax-exempt for residents of all 50 states. Whenever possible, however, we sought to buy suitable in-state credits, generating proceeds for the purchases by selling Puerto Rico bonds as needed. During the period, we established new positions in bonds issued by Boise State University, as well as those from three Idaho school districts. Another strategy employed during the period was to reduce volatility by selling some of the Fund's longest-duration holdings -- a strategy we believed made sense in a climate of rising interest rates.

--------------------------------------------------------------------------------
The total return of DELAWARE TAX-FREE MISSOURI INSURED FUND was +5.06% (Class A shares at net asset value with distributions reinvested) for the 12 months ending August 31, 2004. This result fell short of the Lipper Missouri Municipal Debt Funds Average, which returned +5.96% during the same time period. As an additional point of comparison, the Lehman Brothers Municipal Bond Index returned +7.11%. The Fund's dividend payments during the past 12 months were exempt from federal and Missouri state taxes.*

The Fund's underperformance can be attributed in large part to having a relatively short duration. Duration measures sensitivity to changes in interest rates; an investment with a shorter-than-average duration will tend to underperform a longer-duration investment when rates are falling, as was the case for much of the period. Later in the period, as rates began rising, we intended to extend the Fund's duration. This became difficult to achieve, however, because we did not have sufficient cash flows at opportune times. At period end, we were awaiting a future window of opportunity to bring duration more in line with our peer group.

To choose investments for the portfolio, we continued to use a bottom-up approach, evaluating securities one by one and selecting those we believed offered the best ratio of reward potential to risk. For this bottom-up approach, we relied on the experience of our research and trading staffs to help us identify securities that displayed stable or improving credit trends.

New purchases were limited during the reporting period. When possible, we sought to take advantage of the Fund's ability to invest a portion of its assets in noninsured bonds to add to the income stream for our shareholders. For example, we identified value in certain Puerto Rico bonds; bonds issued by U.S. territories carry the same tax advantages as do in-state securities. In addition, we purchased a handful of multifamily housing and hospital bonds that we believed provided attractive yields.

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------
DELAWARE TAX-FREE OREGON INSURED FUND had a total return of +6.04% (Class A shares at net asset value with distributions reinvested) for the 12 months ended August 31, 2004. The Fund's performance outpaced that of its peer group, the Lipper Oregon Municipal Debt Funds Average, which returned +5.72%. As an additional point of comparison, the Lehman Brothers Municipal Bond Index returned +7.11%. The Fund's dividend payments during the past 12 months were exempt from federal and Oregon state taxes.*

The Fund's slight underperformance relative to its Lipper peer group average stemmed from having a shorter-than-average duration when rates were falling during much of the period. However, as the period progressed, we were able to lengthen the Fund's duration and, consequently, increase its sensitivity to changes in interest rates. Such positioning helped the Fund close much of the performance gap late in the period as yields fell from their summertime highs. In particular, we purchased a handful of Puerto Rico bonds -- bonds issued by U.S. territories generally are fully tax-exempt in all 50 states -- as well as bonds issued by Southwest Oregon Community College.

Also adding to Fund returns was an approximately 20 percent stake in bonds with credit ratings below AAA. During a market environment in which lower-rated securities generally outperformed their higher-quality counterparts, taking advantage of the Fund's ability to invest a portion of its assets in noninsured bonds helped relative performance.

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

DELAWARE
  TAX-FREE MISSOURI INSURED FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free Missouri Insured Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns
Through August 31, 2004            Lifetime    10 Years    Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 11/2/92)
Excluding Sales Charge              +5.66%      +5.73%       +5.39%      +5.06%
Including Sales Charge              +5.25%      +5.24%       +4.42%      +0.34%
--------------------------------------------------------------------------------
Class B (Est. 3/12/94)
Excluding Sales Charge              +4.75%      +5.14%       +4.59%      +4.19%
Including Sales Charge              +4.75%      +5.14%       +4.34%      +0.19%
--------------------------------------------------------------------------------
Class C (Est. 11/11/95)
Excluding Sales Charge              +4.33%                   +4.60%      +4.17%
Including Sales Charge              +4.33%                   +4.60%      +3.17%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10 year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Missouri Insured Fund during the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

DELAWARE
  TAX-FREE MISSOURI INSURED FUND

FUND BASICS
As of August 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks as high a level of current income exempt from federal income tax and from Missouri state personal income tax as is consistent with preservation of capital.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$51.91 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

55
--------------------------------------------------------------------------------
FUND START DATE:

November 2, 1992
--------------------------------------------------------------------------------
YOUR FUND MANAGERS:

Patrick P. Coyne
Joseph R. Baxter
Robert F. Collins
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  VMOIX
Class B  DVTBX
Class C  DVTCX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
August 31, 1994 through August 31, 2004

DELAWARE TAX-FREE MISSOURI INSURED FUND GROWTH OF $10,000 INVESTMENT CHART


                            DELAWARE TAX-FREE                LEHMAN BROTHERS
                           MISSOURI INSURED FUND -            MUNICIPAL BOND
                             CLASS A SHARES                        INDEX
      AUG-94                     $ 9,550                          $10,000
      AUG-95                     $10,326                          $10,886
      AUG-96                     $10,907                          $11,457
      AUG-97                     $11,897                          $12,516
      AUG-98                     $12,863                          $13,598
      AUG-99                     $12,814                          $13,673
      AUG-00                     $13,453                          $14,593
      AUG-01                     $14,649                          $16,083
      AUG-02                     $15,439                          $17,078
      AUG-03                     $15,861                          $17,614
      AUG-04                     $16,664                          $18,866

Chart assumes $10,000 invested on August 31, 1994 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect during the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DELAWARE
  TAX-FREE OREGON INSURED FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free Oregon Insured Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns
Through August 31, 2004            Lifetime    10 Years    Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 8/1/93)
Excluding Sales Charge              +5.36%      +5.98%       +6.14%      +6.04%
Including Sales Charge              +4.92%      +5.50%       +5.18%      +1.26%
--------------------------------------------------------------------------------
Class B (Est. 3/12/94)
Excluding Sales Charge              +4.98%      +5.40%       +5.37%      +5.24%
Including Sales Charge              +4.98%      +5.40%       +5.13%      +1.24%
--------------------------------------------------------------------------------
Class C (Est. 7/7/95)
Excluding Sales Charge              +4.97%                   +5.38%      +5.33%
Including Sales Charge              +4.97%                   +5.38%      +4.33%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Oregon Insured Fund during the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

DELAWARE
  TAX-FREE OREGON INSURED FUND

FUND BASICS
As of August 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks as high a level of current income exempt from federal income tax and from Oregon state personal income tax, as is consistent with preservation of capital.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$45.04 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

50
--------------------------------------------------------------------------------
FUND START DATE:

August 1, 1993
--------------------------------------------------------------------------------
YOUR FUND MANAGERS:

Patrick P. Coyne
Joseph R. Baxter
Robert F. Collins
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  VORIX
Class B  DVYBX
Class C  DVYCX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
August 31, 1994 through August 31, 2004

DELAWARE TAX-FREE OREGON INSURED FUND GROWTH OF $10,000 INVESTMENT CHART

                            DELAWARE TAX-FREE                LEHMAN BROTHERS
                            OREGON INSURED FUND -            MUNICIPAL BOND
                             CLASS A SHARES                        INDEX
           AUG-94                $ 9,550                          $10,000
           AUG-95                $10,303                          $10,886
           AUG-96                $10,840                          $11,457
           AUG-97                $11,839                          $12,516
           AUG-98                $12,878                          $13,598
           AUG-99                $12,663                          $13,673
           AUG-00                $13,428                          $14,593
           AUG-01                $14,825                          $16,083
           AUG-02                $15,628                          $17,078
           AUG-03                $16,099                          $17,614
           AUG-04                $17,071                          $18,869

Chart assumes $10,000 invested on August 31, 1994 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect during the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DISCLOSURE                       FOR THE PERIOD MARCH 1, 2004 TO AUGUST 31, 2004
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs, (1) transaction costs, including sales charges (loads) on purchase or redemption payments; end exchange fees; and (2) ongoing costs, including management fees; distribution, and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return", provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the tables assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

DISCLOSURE                       FOR THE PERIOD MARCH 1, 2004 TO AUGUST 31, 2004
  OF FUND EXPENSES (CONTINUED)

DELAWARE TAX-FREE MISSOURI INSURED FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    Expense
                                                         Beginning       Ending      Annualized   Paid During
                                                          Account        Account       Expense      Period
                                                           Value          Value         Ratio      3/1/04 to
                                                           3/1/04        8/31/04                    8/31/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                  $1,000.00     $1,001.60         0.99%       $4.98
Class B                                                   1,000.00        997.80         1.74%        8.74
Class C                                                   1,000.00        997.80         1.74%        8.74
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                  $1,000.00     $1,019.96         0.99%       $5.04
Class B                                                   1,000.00      1,016.14         1.74%        8.86
Class C                                                   1,000.00      1,016.14         1.74%        8.86
-------------------------------------------------------------------------------------------------------------

(1) Effective November 1, 2004, the Fund's manager implemented contractual expense waivers for the Fund, causing the expenses paid by the Fund to decrease. Had the new expense waivers been in effect during the period, the Fund's expense analysis would be as follows:

                                                                                                    Expense
                                                         Beginning       Ending      Annualized   Paid During
                                                          Account        Account       Expense      Period
                                                           Value          Value         Ratio      3/1/04 to
                                                           3/1/04        8/31/04                    8/31/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                  $1,000.00     $1,002.05         0.90%       $4.53
Class B                                                   1,000.00        998.25         1.65%        8.29
Class C                                                   1,000.00        998.25         1.65%        8.29
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                  $1,000.00     $1,020.42         0.90%       $4.58
Class B                                                   1,000.00      1,016.60         1.65%        8.40
Class C                                                   1,000.00      1,016.60         1.65%        8.40
-------------------------------------------------------------------------------------------------------------

DELAWARE TAX-FREE OREGON INSURED FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    Expense
                                                         Beginning       Ending      Annualized   Paid During
                                                          Account        Account       Expense      Period
                                                           Value          Value         Ratio      3/1/04 to
                                                           3/1/04        8/31/04                    8/31/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                  $1,000.00     $1,006.10         0.85%       $4.29
Class B                                                   1,000.00      1,003.20         1.60%        8.06
Class C                                                   1,000.00      1,003.20         1.60%        8.06
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                  $1,000.00     $1,020.67         0.85%       $4.33
Class B                                                   1,000.00      1,016.86         1.60%        8.14
Class C                                                   1,000.00      1,016.86         1.60%        8.14
-------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                         AS OF AUGUST 31, 2004
  DELAWARE TAX-FREE MISSOURI INSURED FUND

The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets, and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
-----------------------------------------------------------------------
MUNICIPAL BONDS                                                98.29%
-----------------------------------------------------------------------
Airport Revenue Bonds                                           3.41%
Corporate-Backed Revenue Bonds                                  2.95%
Dedicated Tax & Fees Revenue Bonds                              3.94%
Escrowed to Maturity Bonds                                      2.37%
Higher Education Revenue Bonds                                  1.95%
Hospital Revenue Bonds                                         11.38%
Investor Owned Utilities Revenue Bonds                          4.44%
Miscellaneous Revenue Bonds                                     2.09%
Multi Family Housing Revenue Bonds                              5.80%
Municipal Lease Revenue Bonds                                  11.17%
Political Subdivision General Obligation Bonds                  2.02%
Pre-Refunded Bonds                                             16.18%
Public Power Revenue Bonds                                      2.29%
School District General Obligation Bonds                        4.72%
Single Family Housing Revenue Bonds                             2.78%
Territorial General Obligation Bonds                            0.99%
Territorial Revenue Bonds                                       8.75%
Water & Sewer Revenue Bonds                                    11.06%
-----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.29%
-----------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.71%
-----------------------------------------------------------------------
NET ASSETS                                                    100.00%
-----------------------------------------------------------------------

SECTOR ALLOCATION                                          AS OF AUGUST 31, 2004
  DELAWARE TAX-FREE OREGON INSURED FUND

The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets, and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
-----------------------------------------------------------------------
MUNICIPAL BONDS                                                96.15%
-----------------------------------------------------------------------
Airport Revenue Bonds                                           3.53%
Higher Education Revenue Bonds                                 13.46%
Hospital Revenue Bonds                                          7.52%
Investor Owned Utilities Revenue Bonds                          1.41%
Miscellaneous Revenue Bonds                                     3.19%
Multi Family Housing Revenue Bonds                              2.48%
Municipal Lease Revenue Bonds                                   2.46%
Political Subdivision General Obligation Bonds                  7.25%
Pre-Refunded Bonds                                             17.99%
Public Utility District Revenue Bonds                           1.80%
School District General Obligation Bonds                       15.76%
Single Family Housing Revenue Bonds                             4.12%
Tax Increment/Special Assessment Bonds                          2.36%
Territorial Revenue Bonds                                      11.80%
Water & Sewer Revenue Bonds                                     1.02%
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          2.78%
-----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.93%
-----------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.07%
-----------------------------------------------------------------------
NET ASSETS                                                    100.00%
-----------------------------------------------------------------------

STATEMENTS                               DELAWARE TAX-FREE MISSOURI INSURED FUND
  OF NET ASSETS                          August 31, 2004

                                                        Principal      Market
                                                          Amount       Value
MUNICIPAL BONDS - 98.29%
Airport Revenue Bonds - 3.41%
  St. Louis Airport (Capital Improvement
    Project) Series A 5.375% 7/1/21 (MBIA)              $1,635,000    $1,770,525
                                                                      ----------
                                                                       1,770,525
                                                                      ----------
Corporate-Backed Revenue Bonds - 2.95%
  Missouri State Development Finance Board
    Infrastructure Facilities (Triumph Foods
    Project) 5.25% 3/1/25                                  500,000       506,960
  Missouri State Development Finance Board
    Solid Waste Disposal (Procter & Gamble
    Paper Products) 5.20% 3/15/29 (AMT)                    500,000       523,100
  Sugar Creek, Missouri Industrial
    Development Revenue (Lafarge North
    America) Series A 5.65% 6/1/37 (AMT)                   500,000       502,670
                                                                      ----------
                                                                       1,532,730
                                                                      ----------
Dedicated Tax & Fees Revenue Bonds - 3.94%
  Bi-State Development Agency Missouri
    Illinois Metropolitan District
    (Metrolink Cross County Project)
    Series B 5.00% 10/1/32 (FSA)                         1,000,000     1,023,270
  Jackson County Special Obligation
    5.00% 12/1/27 (MBIA)                                 1,000,000     1,024,240
                                                                      ----------
                                                                       2,047,510
                                                                      ----------
Escrowed to Maturity Bonds - 2.37%
  Cape Girardeau County Industrial
    Development Authority Health Care
    Facilities Revenue (Southeast Missouri
    Hospital) 5.25% 6/1/16 (MBIA)                          440,000       494,080
**Greene County Single Family Mortgage
    Revenue Municipal Multiplier (Private
    Mortgage Insurance) 6.10% 3/1/16                     1,225,000       737,622
                                                                      ----------
                                                                       1,231,702
                                                                      ----------
Higher Education Revenue Bonds - 1.95%
  Missouri State Health & Educational
    Facilities Authority Educational Facilities
    Revenue (University of Health Sciences)
    5.00% 6/1/31 (MBIA)                                  1,000,000     1,013,360
                                                                      ----------
                                                                       1,013,360
                                                                      ----------
Hospital Revenue Bonds - 11.38%
  Cape Girardeau County Industrial
    Development Authority Health Care
    Facilities Revenue Unrefunded Balance
    (Southeast Missouri Hospital)
    5.25% 6/1/16 (MBIA)                                    560,000       622,692
    (St. Francis Medical Center)
    Series A 5.50% 6/1/32 (MBIA)                         1,500,000     1,537,005
  Hannibal Industrial Development Authority
    Health Facilities Revenue Refunding
    (Hannibal Regional Hospital) Series A
    5.625% 3/1/12 (FSA)                                  1,000,000     1,071,040
    5.75% 3/1/22 (FSA)                                   1,000,000     1,062,910
  Missouri State Health & Educational
    Facilities 5.70% 2/15/34                               500,000       512,280
  Missouri State Health & Educational
    Facilities Authority Health Facilities
    Revenue Refunding (SSM Health Care)
    Series AA 6.40% 6/1/10 (MBIA)                          500,000       589,000

                                                        Principal      Market
                                                          Amount       Value
MUNICIPAL BONDS (CONTINUED)
Hospital Revenue Bonds (continued)
  North Kansas City Missouri Hospital
    Revenue 5.00% 11/15/28 (FSA)                         $  500,000   $  510,695
                                                                      ----------
                                                                       5,905,622
                                                                      ----------
Investor Owned Utilities Revenue Bonds - 4.44%
  Missouri State Environmental Improvement
    & Energy Resource Authority Pollution
    Control Revenue Refunding (St. Joseph
    Light & Power Company Project)
    5.85% 2/1/13 (AMBAC)                                  2,200,000    2,305,666
                                                                      ----------
                                                                       2,305,666
                                                                      ----------
Miscellaneous Revenue Bonds - 2.09%
  Missouri State Environmental Improvement
    & Energy Resource Authority Water
    Pollution Control  Revenue Unrefunded
    Balance (State Revolving Fund Project)
    Series A 6.05% 7/1/16 (FSA)                           1,060,000    1,084,942
                                                                      ----------
                                                                       1,084,942
                                                                      ----------
Multi Family Housing Revenue Bonds - 5.80%
  Missouri State Housing Development
    Commission Multifamily Housing-
    Hyder Series 3 5.60% 7/1/34 (AMT)                     1,435,000    1,484,063
    San Remo Series 5 5.45% 1/1/36 (AMT)                    500,000      510,685
  St. Louis County Industrial Development
    Authority Housing Development Revenue
    Refunding Sub (Southfield & Oak Forest
    Apartment-A) 5.20% 1/20/36 (GNMA)                     1,000,000    1,014,930
                                                                      ----------
                                                                       3,009,678
                                                                      ----------
Municipal Lease Revenue Bonds - 11.17%
  Kansas City Land Clearance Redevelopment
    Authority Lease Revenue (Muehlebach
    Hotel) Series A 5.90% 12/1/18 (FSA)                   1,000,000    1,068,510
  Kansas City Municipal Assistance
    Corporation Revenue Refunding
    Leasehold (Bartle Convention Center)
    Series A 5.60% 4/15/16 (MBIA)                           940,000      970,926
  Missouri State Development Finance
    Board Infrastructure Facilities Revenue
    (Branson Landing Project)
    Series A 5.50% 12/1/24                                  500,000      517,895
  St. Charles County Public Water Supply
    District #2 Certificate of Participation
    (Missouri Project)
    Series A 5.25% 12/1/28 (MBIA)                         1,000,000    1,041,990
    Series B 5.10% 12/1/25 (MBIA)                           500,000      513,970
**St. Louis Missouri Industrial Development
    Authority Leasehold Revenue
    (Convention Center Hotel)
    5.80% 7/15/20 (AMBAC)                                 3,035,000    1,428,210
  St. Charles Missouri Certificates
    Participation 5.00% 5/1/24                              250,000      254,470
                                                                      ----------
                                                                       5,795,971
                                                                      ----------
Political Subdivision General Obligation Bonds - 2.02%
  Taney County Reorganization School
    District R-V Hollister School District
    5.00% 3/1/22 (FSA)                                    1,000,000    1,050,490
                                                                      ----------
                                                                       1,050,490
                                                                      ----------

STATEMENTS                               DELAWARE TAX-FREE MISSOURI INSURED FUND
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                          Amount       Value
 MUNICIPAL BONDS (CONTINUED)
*Pre-Refunded Bonds - 16.18%
   Kansas City Airport Revenue General
     Improvement Series B
     6.875% 9/1/14-04 (FSA)                              $1,000,000   $1,010,000
   Missouri State Health & Educational
     Facilities Authority Educational
     Facilities Revenue (Central Missouri
     State University Project)
     5.75% 10/1/25-05 (AMBAC)                             1,000,000    1,045,760
   St. Charles School District
     6.50% 2/1/14-06 (FGIC)                               1,250,000    1,335,275
   St. Louis Municipal Finance Corporation
     Leasehold Revenue Improvement
     (City Justice Center)
     Series A 5.95% 2/15/16-06 (AMBAC)                    1,000,000    1,080,270
   St. Louis Municipal Finance Corporation
     Leasehold Revenue Refunding &
     Improvement 6.25% 2/15/12-05 (FGIC)                  1,850,000    1,890,884
   Troy Reorganization School District #3
     Lincoln County 6.10% 3/1/14-05 (MBIA)                1,235,000    1,263,269
   West Platte School District R-11
     5.85% 3/1/15-05 (MBIA)                                 750,000      766,823
                                                                      ----------
                                                                       8,392,281
                                                                      ----------
 Public Power Revenue Bonds - 2.29%
   Sikeston Electric Revenue Refunding
     6.00% 6/1/13 (MBIA)                                  1,000,000    1,187,960
                                                                      ----------
                                                                       1,187,960
                                                                      ----------
 School District General Obligation Bonds - 4.72%
   Greene County Reorganization School
     District R8 (Direct Deposit Project)
     5.10% 3/1/22 (FSA)                                   1,500,000    1,580,175
 **St. Charles County Francis Howell School
     District (Capital Appreciation
     Direct Deposit Project) Series A
     5.15% 3/1/17 (FGIC)                                  1,500,000      869,535
                                                                      ----------
                                                                       2,449,710
                                                                      ----------
 Single Family Housing Revenue Bonds - 2.78%
   Missouri State Housing Development
     Commission Mortgage Revenue
     Series C 7.45% 9/1/27
     (GNMA/FNMA) (AMT)                                      280,000      282,408
   Single Family Homeowner Loan A
     7.20% 9/1/26 (GNMA/FNMA) (AMT)                         245,000      247,837
   Single Family Homeowner Loan B
     7.55% 9/1/27 (GNMA/FNMA) (AMT)                         135,000      136,200
   Single Family Homeowner Loan C
     7.25% 9/1/26 (GNMA/FNMA) (AMT)                         265,000      266,155
   Single Family Mortgage Series A
     5.20% 9/1/33 (GNMA/FNMA) (AMT)                         430,000      434,400
     7.20% 12/1/17 (GNMA) (AMT)                              20,000       20,338
     7.25% 12/1/20 (GNMA) (AMT)                              55,000       55,929
                                                                      ----------
                                                                       1,443,267
                                                                      ----------
 Territorial General Obligation Bonds - 0.99%
   University Virgin Islands
     Series A 5.375% 6/1/34                                 500,000      512,795
                                                                      ----------
                                                                         512,795
                                                                      ----------

                                                        Principal      Market
                                                          Amount       Value
MUNICIPAL BONDS (CONTINUED)
Territorial Revenue Bonds - 8.75%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Transportation
    Revenue Series A 4.75% 7/1/38 (MBIA)               $ 1,000,000   $ 1,006,500
  Puerto Rico Electric Power Authority Power
    Revenue Series N 5.125% 7/1/29                         400,000       408,956
 +Puerto Rico Electric Power Authority
    Power Revenue, Inverse Floater ROLs
    7.512% 7/1/19 (FSA)                                  1,925,000     2,023,079
  Puerto Rico Public Buildings Authority
    Revenue(Government Facilities)
    Series J 5.00% 7/1/36 (AMBAC)                        1,000,000     1,101,950
                                                                     -----------
                                                                       4,540,485
                                                                     -----------
Water & Sewer Revenue Bonds - 11.06%
  Liberty Sewer System Revenue
    6.00% 2/1/08 (MBIA)                                    495,000       530,749
    6.15% 2/1/15 (MBIA)                                  1,500,000     1,692,795
  Metropolitan St. Louis Sewer District
    Wastewater Revenue
    5.00% 5/1/34 (MBIA)                                  1,250,000     1,278,975
  Missouri State Environmental
    Improvement & Energy Resource
    Authority Water Pollution Control
    Revenue 5.00% 7/1/14                                 2,000,000     2,240,620
                                                                     -----------
                                                                       5,743,139
                                                                     -----------
TOTAL MUNICIPAL BONDS (cost $48,274,962)                              51,017,833
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 98.29%
  (cost $48,274,962)                                                  51,017,833
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.71%                                             887,182
                                                                     -----------
NET ASSETS APPLICABLE TO 4,852,408
  SHARES OUTSTANDING - 100.00%                                       $51,905,015
                                                                     ===========

Net Asset Value - Delaware Tax-Free Missouri Insured
  Fund Class A ($45,745,321 / 4,276,565 Shares)                           $10.70
                                                                          ------
Net Asset Value - Delaware Tax-Free Missouri Insured
  Fund Class B ($4,902,760 / 458,495 Shares)                              $10.69
                                                                          ------
Net Asset Value - Delaware Tax-Free Missouri Insured
  Fund Class C ($1,256,934 / 117,348 Shares)                              $10.71
                                                                          ------

STATEMENTS                               DELAWARE TAX-FREE MISSOURI INSURED FUND
  OF NET ASSETS (CONTINUED)

COMPONENTS OF NET ASSETS AT AUGUST 31, 2004:***
Shares of beneficial interest
  (unlimited authorization - no par)                                $49,306,226
Accumulated net realized loss on investments                           (144,082)
Net unrealized appreciation of investments                            2,742,871
                                                                    -----------
Total net assets                                                    $51,905,015
                                                                    ===========

  *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

 **Zero coupon bond. The interest rate shown is the yield at time of purchase.

***See Note #4 in "Notes to Financial Statements" for details of reclassification of components of net assets.

  +An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2004.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FNMA - Insured by the Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Options Long

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE MISSOURI FUND
Net asset value Class A (A)                                              $10.70
Sales charge (4.50% of offering price,
  or 4.67% of amount invested per share) (B)                               0.50
                                                                         ------
Offering price                                                           $11.20
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                                 DELAWARE TAX-FREE OREGON INSURED FUND
  OF NET ASSETS (CONTINUED)                August 31, 2004

                                                         Principal     Market
                                                          Amount       Value
MUNICIPAL BONDS - 96.15%
Airport Revenue Bonds - 3.53%
  Portland Oregon Airport Revenue
    (Portland International Airport)
    Series 11 5.625% 7/1/26 (FGIC) (AMT)                $1,500,000    $1,589,250
                                                                      ----------
                                                                       1,589,250
                                                                      ----------
Higher Education Revenue Bonds - 13.46%
**Oregon Health Sciences University Revenue
    (Capital Appreciation Insured) Series A
    5.50% 7/1/21 (MBIA)                                  2,000,000       898,560
  Oregon Health Sciences University Revenue
    Series A 5.00% 7/1/32 (MBIA)                         2,000,000     2,040,840
  Oregon State Facilities Authority Revenue
    (College Housing Northwest Project)
    Series A 5.45% 10/1/32                               1,000,000     1,020,410
  Oregon State Facilities Authority Revenue
    (Willamette University Project) Series A
    5.00% 10/1/34 (FGIC)                                 1,000,000     1,024,560
  Oregon State Health, Housing, Educational
    & Cultural Facilities Refunding
    (Lewis & Clark College Project)
    Series A 6.125% 10/1/24 (MBIA)                       1,055,000     1,079,793
                                                                      ----------
                                                                       6,064,163
                                                                      ----------
Hospital Revenue Bonds - 7.52%
  Deschutes County Hospital Facilities
    Authority Hospital Revenue (Cascade
    Health Services) 5.60% 1/1/32                        1,250,000     1,298,975
  Multnomah County Hospital Facilities
    Authority Revenue (Providence Health
    System) 5.25% 10/1/22                                  500,000       530,945
  Umatilla County Hospital Facility Authority
    Revenue (Catholic Health Initiatives)
    Series A 5.50% 3/1/32                                1,000,000     1,046,090
  Western Lane Hospital District Hospital
    Facility Authority Revenue Refunding
    (Sisters of St. Joseph Peace)
    5.875% 8/1/12 (MBIA)                                   500,000       511,725
                                                                      ----------
                                                                       3,387,735
                                                                      ----------
Investor Owned Utilities Revenue Bonds - 1.41%
  Port Morrow, Oregon Pollution Control
    Revenue (Portland General)
    5.20% 5/1/33                                           600,000       636,528
                                                                      ----------
                                                                         636,528
                                                                      ----------
Miscellaneous Revenue Bonds - 3.19%
  Oregon State Department Administrative
    Services Lottery Revenue Refunding
    Series A 5.00% 4/1/18 (FSA)                            500,000       541,740
  Oregon State Department Administrative
    Services 5.00% 9/1/13 (FSA)                            800,000       893,992
                                                                      ----------
                                                                       1,435,732
                                                                      ----------
Multi Family Housing Revenue Bonds - 2.48%
  Oregon Health, Housing, Educational, &
    Cultural Facilities Authority
    (Pier Park Project) Series A
    6.05% 4/1/18 (GNMA) (AMT)                            1,095,000     1,115,827
                                                                      ----------
                                                                       1,115,827
                                                                      ----------

                                                         Principal     Market
                                                          Amount       Value
 MUNICIPAL BONDS (CONTINUED)
 Municipal Lease Revenue Bonds - 2.46%
   Oregon State Department
   Administration Services Certificate of
     Participation Refunding
     Series C 5.25% 11/1/15 (MBIA)                       $1,000,000   $1,109,210
                                                                      ----------
                                                                       1,109,210
                                                                      ----------
 Political Subdivision General Obligation Bonds - 7.25%
   Deschutes County Administrative School
     District #1 Series A 5.125% 6/15/21 (FSA)            1,000,000    1,064,530
   Deschutes County Refunding
     5.00% 12/1/16 (FSA)                                    500,000      541,200
   Malheur County (Jail Buildings)
     6.30% 12/1/12 (MBIA)                                   500,000      528,185
   Southwestern Oregon Community College
     District 5.00% 6/1/28 (MBIA)                         1,100,000    1,129,656
                                                                      ----------
                                                                       3,263,571
                                                                      ----------
*Pre-Refunded Bonds - 17.99%
   Chemeketa County Community College
     District 5.80% 6/1/12-06 (FGIC)                      1,500,000    1,605,689
   Lane County School District #019
     Springfield 6.30% 10/15/14-04 (MBIA)                   500,000      508,055
   Multnomah County School District #3
     Park Rose 5.50% 12/1/11-05 (FGIC)                      500,000      524,650
   Multnomah County School District #39
     Corbet 6.00% 12/1/13-04 (MBIA)                         500,000      505,900
   Oregon State Department Administrative
     Services Certificate of Participation
     Series A 5.80% 5/1/24-07 (AMBAC)                     1,000,000    1,107,240
   Portland Series A 5.75% 6/1/15-05 (MBIA)                 500,000      516,075
   Puerto Rico Commonwealth Public
     Improvement 5.125% 7/1/30-11 (FSA)                     920,000    1,036,003
   Salem Water & Sewer Revenue
     5.625% 6/1/16-06 (MBIA)                              1,000,000    1,067,450
   Tillamook County 6.25% 1/1/14-05 (FGIC)                  250,000      256,590
   Washington County Education Services
     District Certificate of Participation
     7.10% 6/1/25-05 (MBIA)                                 700,000      729,631
   Washington County School District #088 J
     Sherwood 6.10% 6/1/12-05 (FSA)                         235,000      243,166
                                                                      ----------
                                                                       8,100,449
                                                                      ----------
 Public Utility District Revenue Bonds - 1.80%
   Emerald Peoples Utilities District
     Series A 5.25% 11/1/22 (FSA)                           750,000      809,655
                                                                      ----------
                                                                         809,655
                                                                      ----------
 School District General Obligation Bonds - 15.76%
   Benton & Linn Counties School
     District #509J Corvallis
     5.00% 6/1/21 (FSA)                                   1,000,000    1,058,390
   Jackson County School District #6
     Central Point 5.25% 6/15/20 (FGIC)                   1,175,000    1,277,354
   Jefferson County School District #509J
     5.00% 6/15/22 (FGIC)                                   500,000      523,770
   Lane County School District #019
     Springfield Refunding
     6.00% 10/15/14 (FGIC)                                  500,000      601,350
   Lincoln County School District
     5.25% 6/15/12 (FGIC)                                   700,000      772,366

STATEMENTS                                 DELAWARE TAX-FREE OREGON INSURED FUND
  OF NET ASSETS (CONTINUED)

                                                         Principal     Market
                                                          Amount       Value
MUNICIPAL BONDS (CONTINUED)
School District General Obligation Bonds (continued)
  Linn County Community School District #9
    Lebanon 5.60% 6/15/30 (FGIC)                       $ 2,000,000   $ 2,175,500
  Salem-Keizer Oregon School District #24J
    Refunding 5.00% 6/15/19 (FSA)                          500,000       537,835
**Umatilla County School
    District #6 R Umatilla Refunding
    5.50% 12/15/22 (AMBAC)                                 200,000        83,700
  Washington County School District #088 J
    Sherwood 6.10% 6/1/12 (FSA)                             65,000        67,259
                                                                     -----------
                                                                       7,097,524
                                                                     -----------
Single Family Housing Revenue Bonds - 4.12%
  Oregon State Housing & Community
    Services Department Mortgage Revenue
    Single Family Mortgage Program
    Series R 5.375% 7/1/32 (AMT)                         1,820,000     1,855,799
                                                                     -----------
                                                                       1,855,799
                                                                     -----------
Tax Increment/Special Assessment Bonds - 2.36%
  North Unit Irrigation District
    5.75% 6/1/16 (MBIA)                                  1,000,000     1,063,640
                                                                     -----------
                                                                       1,063,640
                                                                     -----------
Territorial Revenue Bonds - 11.80%
  Puerto Rico Commonwealth Highway &
    Transportation Authority
    Transportation Revenue
    Series D 5.25% 7/1/38                                  500,000       512,215
    Series G 5.00% 7/1/42                                  500,000       501,030
  Puerto Rico Commonwealth Public
    Improvement 5.125% 7/1/30 (FSA)                        580,000       599,674
  Puerto Rico Electric Power Authority Power
    Revenue Series NN 5.125% 7/1/29                      1,000,000     1,022,390
 +Puerto Rico Electric Power Authority Power
    Revenue, Inverse Floater ROLs
    7.512% 7/1/19 (FSA)                                  1,500,000     1,576,425
  Puerto Rico Public Buildings Authority
    Revenue (Government Facilities)
    Series J 5.00% 7/1/36 (AMBAC)                        1,000,000     1,101,950
                                                                     -----------
                                                                       5,313,684
                                                                     -----------
Water & Sewer Revenue Bonds - 1.02%
  Beaverton County Water Revenue
    6.125% 6/1/14 (FSA)                                    120,000       121,660
  Portland Sewer Systems Revenue
    (Second Lien) Series A
    5.00% 6/1/23 (FSA)                                     325,000       338,653
                                                                     -----------
                                                                         460,313
                                                                     -----------
TOTAL MUNICIPAL BONDS (cost $40,951,213)                              43,303,080
                                                                     -----------

                                                        Number of
                                                          Shares
SHORT-TERM INVESTMENTS - 2.78%
  Dreyfus Tax-Exempt Cash
    Management Fund                                      1,252,006     1,252,006
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,252,006)                                                    1,252,006
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 98.93%
  (cost $42,203,219)                                                $44,555,086
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.07%                                            483,502
                                                                    -----------
NET ASSETS APPLICABLE TO 4,270,338
  SHARES OUTSTANDING - 100.00%                                      $45,038,588
                                                                    ===========

Net Asset Value - Delaware Tax-Free Oregon Insured
  Fund Class A ($30,817,113 / 2,923,138 Shares)                          $10.54
                                                                         ------
Net Asset Value - Delaware Tax-Free Oregon Insured
  Fund Class B ($7,877,747 / 746,829 Shares)                             $10.55
                                                                         ------
Net Asset Value - Delaware Tax-Free Oregon Insured
  Fund Class C ($6,343,728 / 600,371 Shares)                             $10.57
                                                                         ------

COMPONENTS OF NET ASSETS AT AUGUST 31, 2004:***
Shares of beneficial interest
  (unlimited authorization - no par)                                $42,972,660
Accumulated net realized loss on investments                           (285,939)
Net unrealized appreciation of investments                            2,351,867
                                                                    -----------
Total net assets                                                    $45,038,588
                                                                    ===========

  *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

 **Zero coupon bond. The interest rate shown is the yield at the time of purchase.

***See Note #4 in "Notes to Financial Statements" for details of reclassification of components of net assets.

  +An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2004.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Options Long

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE OREGON INSURED FUND
Net asset value Class A (A)                                              $10.54
Sales charge (4.50% of offering price,
  or 4.74% of amount invested per share) (B)                               0.50
                                                                         ------
Offering price                                                           $11.04
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                                            YEAR ENDED AUGUST 31, 2004
  OF OPERATIONS

                                                                                 Delaware                  Delaware
                                                                                 Tax-Free                  Tax-Free
                                                                             Missouri Insured           Oregon Insured
                                                                                   Fund                      Fund
INVESTMENT INCOME:
  Interest                                                                      $2,772,343                $2,325,678
                                                                                ----------                ----------

EXPENSES:
  Management fees                                                                  262,747                   225,404
  Distribution expenses -- Class A                                                 113,297                    77,735
  Distribution expenses -- Class B                                                  59,719                    81,683
  Distribution expenses -- Class C                                                  13,508                    58,685
  Dividend disbursing and transfer agent fees and expenses                          39,479                    26,624
  Accounting and administration expenses                                            19,537                    16,725
  Legal and professional fees                                                       16,152                    11,433
  Reports and statements to shareholders                                            10,442                     2,818
  Registration fees                                                                  4,270                     1,250
  Custodian fees                                                                     3,705                     2,855
  Trustees' fees                                                                     3,153                     2,808
  Other                                                                              4,045                     2,842
                                                                                ----------                ----------
                                                                                   550,054                   510,862
  Less expenses absorbed or waived                                                      --                   (21,456)
  Less expenses paid indirectly                                                       (497)                     (363)
                                                                                ----------                ----------
  Total expenses                                                                   549,557                   489,043
                                                                                ----------                ----------
NET INVESTMENT INCOME                                                            2,222,786                 1,836,635
                                                                                ----------                ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                                 303,361                   115,703
  Net change in unrealized appreciation/depreciation of investments                (15,128)                  540,255
                                                                                ----------                ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                    288,233                   655,958
                                                                                ----------                ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $2,511,019                $2,492,593
                                                                                ==========                ==========

See accompanying notes

STATEMENTS
   OF CHANGES IN NET ASSETS

                                                            Delaware Tax-Free        Delaware Tax-Free
                                                          Missouri Insured Fund     Oregon Insured Fund
                                                               Year Ended              Year Ended
                                                         8/31/04        8/31/03     8/31/04      8/31/03

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                  $ 2,222,786  $ 2,256,905 $  1,836,635 $ 1,669,580
 Net realized gain on investments                           303,361      281,149      115,703     214,112
 Net change in unrealized
  appreciation/depreciation of investments                  (15,128)  (1,135,869)     540,255    (924,292)
                                                        -----------  ----------   ----------  ----------
 Net increase in net assets resulting from operations    2,511,019     1,402,185    2,492,593     959,400
                                                        -----------  ----------   ----------  ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A                                                (1,979,157)  (1,906,317)  (1,347,305) (1,192,516)
  Class B                                                  (216,405)    (295,924)    (292,412)   (318,633)
  Class C                                                   (48,786)     (46,691)    (209,645)   (154,374)
                                                        -----------   ----------   ----------  ----------
                                                         (2,244,348)  (2,248,932)  (1,849,362) (1,665,523)
                                                        -----------   ----------   ----------  ----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
  Class A                                                 4,941,535    5,521,827    5,392,754   6,845,055
  Class B                                                   352,151      440,239      741,742   2,122,381
  Class C                                                   314,340      649,304    1,644,889   3,223,917

Net asset value of shares issued upon
 reinvestment of dividends and distributions:
  Class A                                                   964,654      934,595      765,710     697,048
  Class B                                                   144,771      176,563      165,234     174,625
  Class C                                                    42,892       39,136      134,610      89,992
                                                        -----------   ----------   ----------  ----------
                                                          6,760,343    7,761,664    8,844,939  13,153,018
                                                        -----------   ----------   ----------  ----------
Cost of shares repurchased:
  Class A                                                (4,404,290)  (4,318,513)  (5,169,155) (2,735,631)
  Class B                                                (3,044,211)  (2,372,010)  (1,909,275) (1,896,972)
  Class C                                                  (362,148)    (650,350)    (926,472) (1,082,332)
                                                        -----------   ----------   ----------  ----------
                                                         (7,810,649)  (7,340,873)  (8,004,902) (5,714,935)
                                                        -----------   ----------   ----------  ----------
Increase (decrease) in net assets derived
 from capital share transactions                         (1,050,306)     420,791      840,037   7,438,083
                                                        -----------  ----------   ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS                      (783,635)    (425,956)   1,483,268   6,731,960

NET ASSETS:
 Beginning of period                                     52,688,650   53,114,606   43,555,320  36,823,360
                                                        -----------  ----------   ----------  ----------
 End of period(1)                                       $51,905,015  $52,688,650  $45,038,588 $43,555,320
                                                        -----------   ----------   ----------  ----------

(1)  Including distributions in excess of
     net investment income                              $        --  $        --   $       -- $        --
                                                        -----------   ----------   ----------  ----------



See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Tax-Free Missouri Insured Fund Class A
                                                                                    Year Ended
                                                             8/31/04     8/31/03     8/31/02(1)    8/31/01     8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.640     $10.810      $10.740     $10.340      $10.340

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.464       0.469        0.489       0.497        0.494
Net realized and unrealized gain (loss) on investments          0.065      (0.172)       0.068       0.400           --
                                                             --------    --------     --------    --------     --------
Total from investment operations                                0.529       0.297        0.557       0.897        0.494
                                                             --------    --------     --------    --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.469)     (0.467)      (0.487)     (0.497)      (0.494)
                                                             --------    --------     --------    --------     --------
Total dividends and distributions                              (0.469)     (0.467)      (0.487)     (0.497)      (0.494)
                                                             --------    --------     --------    --------     --------

NET ASSET VALUE, END OF PERIOD                                $10.700     $10.640      $10.810     $10.740      $10.340
                                                             ========    ========     ========    ========     ========

TOTAL RETURN(2)                                                 5.06%       2.75%        5.38%       8.89%        4.99%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $45,745     $44,026      $42,610     $40,349      $38,314
Ratio of expenses to average net assets                         0.94%       0.98%        0.97%       0.95%        1.03%
Ratio of net investment income to average net assets            4.33%       4.31%        4.61%       4.74%        4.88%
Portfolio turnover                                                20%         31%          23%         14%           1%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Tax-Free Missouri Insured Fund Class B
                                                                                    Year Ended
                                                             8/31/04     8/31/03     8/31/02(1)    8/31/01     8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.640     $10.810      $10.730     $10.340      $10.340

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.385       0.387        0.410       0.418        0.418
Net realized and unrealized gain (loss) on investments          0.054      (0.172)       0.078       0.390           --
                                                             --------    --------     --------    --------     --------
Total from investment operations                                0.439       0.215        0.488       0.808        0.418
                                                             --------    --------     --------    --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.389)     (0.385)      (0.408)     (0.418)      (0.418)
                                                             --------    --------     --------    --------     --------
Total dividends and distributions                              (0.389)     (0.385)      (0.408)     (0.418)      (0.418)
                                                             --------    --------     --------    --------     --------

NET ASSET VALUE, END OF PERIOD                                $10.690     $10.640      $10.810     $10.730      $10.340
                                                             ========    ========     ========    ========     ========

TOTAL RETURN(2)                                                 4.19%       1.99%        4.70%       7.98%        4.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $4,903      $7,406       $9,264      $9,693      $10,053
Ratio of expenses to average net assets                         1.69%       1.73%        1.72%       1.70%        1.78%
Ratio of net investment income to average net assets            3.58%       3.56%        3.86%       3.99%        4.13%
Portfolio turnover                                                20%         31%          23%         14%           1%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Tax-Free Missouri Insured Fund Class C
                                                                                    Year Ended
                                                             8/31/04     8/31/03     8/31/02(1)    8/31/01     8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.660     $10.820      $10.740     $10.350      $10.350

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.384       0.387        0.410       0.418        0.418
Net realized and unrealized gain (loss) on investments          0.054      (0.162)       0.078       0.390           --
                                                             --------    --------     --------    --------     --------
Total from investment operations                                0.438       0.225        0.488       0.808        0.418
                                                             --------    --------     --------    --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.388)     (0.385)      (0.408)     (0.418)      (0.418)
                                                             --------    --------     --------    --------     --------
Total dividends and distributions                              (0.388)     (0.385)      (0.408)     (0.418)      (0.418)
                                                             --------    --------     --------    --------     --------

NET ASSET VALUE, END OF PERIOD                                $10.710     $10.660      $10.820     $10.740      $10.350
                                                             ========    ========     ========    ========     ========

TOTAL RETURN(2)                                                 4.17%       2.08%        4.68%       7.97%        4.20%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,257      $1,257       $1,241        $626         $343
Ratio of expenses to average net assets                         1.69%       1.73%        1.72%       1.70%        1.78%
Ratio of net investment income to average net assets            3.58%       3.56%        3.86%       3.99%        4.13%
Portfolio turnover                                                20%         31%          23%         14%           1%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Tax-Free Oregon Insured Fund Class A
                                                                                    Year Ended
                                                              8/31/04    8/31/03      8/31/02(1)   8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.380     $10.530      $10.450      $9.910       $9.810

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.453       0.461        0.467       0.465        0.467
Net realized and unrealized gain (loss) on investments          0.163      (0.151)       0.079       0.540        0.100
                                                             --------    --------     --------    --------     --------
Total from investment operations                                0.616       0.310        0.546       1.005        0.567
                                                             --------    --------     --------    --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.456)     (0.460)      (0.466)     (0.465)      (0.467)
                                                             --------    --------     --------    --------     --------
Total dividends and distributions                              (0.456)     (0.460)      (0.466)     (0.465)      (0.467)
                                                             --------    --------     --------    --------     --------

NET ASSET VALUE, END OF PERIOD                                $10.540     $10.380      $10.530     $10.450       $9.910
                                                             ========    ========     ========    ========     ========

TOTAL RETURN(2)                                                 6.04%       2.97%        5.41%      10.39%        6.04%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $30,817     $29,410      $25,082     $22,973      $22,712
Ratio of expenses to average net assets                         0.85%       0.84%        0.85%       0.85%        0.85%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly       0.90%       0.96%        1.00%       0.99%        1.01%
Ratio of net investment income to average net assets            4.30%       4.35%        4.52%       4.59%        4.85%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly       4.25%       4.23%        4.37%       4.45%        4.69%
Portfolio turnover                                                16%         16%          20%         28%           0%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Tax-Free Oregon Insured Fund Class B
                                                                                    Year Ended
                                                              8/31/04    8/31/03      8/31/02(1)   8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.390     $10.540      $10.450      $9.910       $9.810

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.374       0.382        0.390       0.389        0.394
Net realized and unrealized gain (loss) on investments          0.163      (0.151)       0.089       0.540        0.100
                                                             --------    --------     --------    --------     --------
Total from investment operations                                0.537       0.231        0.479       0.929        0.494
                                                             --------    --------     --------    --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.377)     (0.381)      (0.389)     (0.389)      (0.394)
                                                             --------    --------     --------    --------     --------
Total dividends and distributions                              (0.377)     (0.381)      (0.389)     (0.389)      (0.394)
                                                             --------    --------     --------    --------     --------

NET ASSET VALUE, END OF PERIOD                                $10.550     $10.390      $10.540     $10.450       $9.910
                                                             ========    ========     ========    ========     ========

TOTAL RETURN(2)                                                 5.24%       2.20%        4.73%       9.57%        5.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $7,878      $8,750       $8,489      $7,928       $7,484
Ratio of expenses to average net assets                         1.60%       1.59%        1.60%       1.60%        1.60%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly       1.65%       1.71%        1.75%       1.74%        1.76%
Ratio of net investment income to average net assets            3.55%       3.60%        3.77%       3.84%        4.10%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly       3.50%       3.48%        3.62%       3.70%        3.94%
Portfolio turnover                                                16%         16%          20%         28%           0%


(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Tax-Free Oregon Insured Fund Class C
                                                                                    Year Ended
                                                              8/31/04    8/31/03      8/31/02(1)   8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.400     $10.550      $10.470      $9.920       $9.820

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.374       0.381        0.389       0.388        0.394
Net realized and unrealized gain (loss) on investments          0.173      (0.151)       0.079       0.550        0.100
                                                             --------    --------     --------    --------     --------
Total from investment operations                                0.547       0.230        0.468       0.938        0.494
                                                             --------    --------     --------    --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.377)     (0.380)      (0.388)     (0.388)      (0.394)
                                                             --------    --------     --------    --------     --------
Total dividends and distributions                              (0.377)     (0.380)      (0.388)     (0.388)      (0.394)
                                                             --------    --------     --------    --------     --------

NET ASSET VALUE, END OF PERIOD                                $10.570     $10.400      $10.550     $10.470       $9.920
                                                             ========    ========     ========    ========     ========

TOTAL RETURN(2)                                                 5.33%       2.19%        4.62%       9.66%        5.24%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,344      $5,395       $3,253      $1,820       $1,609
Ratio of expenses to average net assets                         1.60%       1.59%        1.60%       1.60%        1.60%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly       1.65%       1.71%        1.75%       1.74%        1.76%
Ratio of net investment income to average net assets            3.55%       3.60%        3.77%       3.84%        4.10%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly       3.50%       3.48%        3.62%       3.70%        3.94%
Portfolio turnover                                                16%         16%          20%         28%           0%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                                           August 31, 2004
     TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts business trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund (the "Fund" or collectively as the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees.

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Funds were paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly." The amount of these expenses for the year ended August 31, 2004 were as follows:

                                                    Delaware Tax-Free                          Delaware Tax-Free
                                                   Missouri Insured Fund                      Oregon Insured Fund
                                                   ----------------------                     --------------------
Commission reimbursements                                    $422                                     $358
Earnings credits                                               75                                        5

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS
WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:


                                                    Delaware Tax-Free                          Delaware Tax-Free
                                                   Missouri Insured Fund                      Oregon Insured Fund
                                                   ----------------------                     --------------------
On the first $500 million                                    0.50%                                     0.50%
On the next $500 million                                    0.475%                                    0.475%
On the next $1.5 billion                                     0.45%                                     0.45%
In excess of $2.5 billion                                   0.425%                                    0.425%

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2004, as shown below.

                                                             Delaware Tax-Free                          Delaware Tax-Free
                                                            Missouri Insured Fund                      Oregon Insured Fund
                                                            ----------------------                     --------------------
The operating expense limitation as a percentage
 of average daily net assets (per annum)                             N/A                                       0.60%
Expiration date                                                 10/31/04                                    10/31/04
Effective November 1, 2004, operating expense
 limitation as a percentage of average
 daily net assets (per annum)                                      0.65%                                       0.60%
Expiration date                                                 10/31/05                                    10/31/05

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At August 31, 2004, each Fund had liabilities payable to affiliates as follows:

                                                             Delaware Tax-Free                          Delaware Tax-Free
                                                            Missouri Insured Fund                      Oregon Insured Fund
                                                            ----------------------                     --------------------
Investment management fee payable to DMC                            $6,951                                    $13,818
Dividend disbursing, transfer agent,
 accounting and administration fees
 and other expenses payable to DSC                                   4,628                                      3,541
Other expenses payable to DMC and affiliates*                        1,288                                      1,075

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including in-house legal services provided to the Funds by DMC employees. For the year ended August 31, 2004, the Funds had costs as follows:

   Delaware Tax-Free                          Delaware Tax-Free
  Missouri Insured Fund                      Oregon Insured Fund
  ----------------------                     --------------------
      $2,415                                        $2,115

For the year ended August 31,2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

   Delaware Tax-Free                          Delaware Tax-Free
  Missouri Insured Fund                      Oregon Insured Fund
  ----------------------                     --------------------
        $4,824                                     $22,365

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds. 3. Investments For the year ended August 31, 2004, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                             Delaware Tax-Free                          Delaware Tax-Free
                                                            Missouri Insured Fund                      Oregon Insured Fund
                                                            ----------------------                     --------------------
Purchases                                                        $10,512,030                                $7,757,101
Sales                                                             12,125,619                                 7,266,278

NOTES
     TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)
At August 31, 2004, the cost of investments and unrealized appreciation/(depreciation) for federal income tax purposes for each Fund were as follows:

                                                             Delaware Tax-Free                          Delaware Tax-Free
                                                            Missouri Insured Fund                      Oregon Insured Fund
                                                            ----------------------                     --------------------
Cost of investments                                             $48,255,876                                $42,193,172
                                                                ===========                                ===========
Aggregate unrealized appreciation                               $ 2,826,995                                $ 2,392,566
Aggregate unrealized depreciation                                   (65,038)                                   (30,652)
                                                                -----------                                -----------
Net unrealized appreciation                                     $ 2,761,957                                $ 2,361,914
                                                                ===========                                ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                             Delaware Tax-Free                          Delaware Tax-Free
                                                            Missouri Insured Fund                      Oregon Insured Fund
                                                            ----------------------                     --------------------
                                                                  Year Ended                                 Year Ended
                                                              8/31/04       8/31/03                    8/31/04         8/31/03
Tax-exempt income                                           $2,244,348     $2,248,932                 $1,849,362      $1,665,523

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                             Delaware Tax-Free                          Delaware Tax-Free
                                                            Missouri Insured Fund                      Oregon Insured Fund
                                                            ----------------------                     --------------------
Shares of beneficial interest                                   $49,306,226                                $ 42,972,660
Distribution in excess of tax-exempt income                              --                                          --
Capital loss carryforwards                                         (163,168)                                   (295,986)
Net unrealized appreciation of investments                        2,761,957                                   2,361,914
                                                               ------------                                ------------
Net assets                                                     $ 51,905,015                                 $45,038,588
                                                               ============                                ============

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the year ended August 31, 2004, the Funds recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and expiration of capital loss carry forwards. Results of operations and net assets were not affected by these reclassifications.

                                                             Delaware Tax-Free                          Delaware Tax-Free
                                                            Missouri Insured Fund                      Oregon Insured Fund
                                                            ----------------------                     --------------------
Undistributed net investment income                                $21,562                                    $12,727
Accumulated realized gain (loss)                                   (21,562)                                    34,316
Paid-in capital                                                         --                                    (47,043)


For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforward amounts will expire as follows:


                                             Delaware Tax-Free                          Delaware Tax-Free
 Year of expiration                       Missouri Insured Fund                      Oregon Insured Fund
 --------------------                     ----------------------                     --------------------
    2008                                         $163,168                                   $    --
    2009                                               --                                   217,063
    2010                                               --                                    78,923
                                                 --------                                  --------
    Total                                        $163,168                                  $295,986
                                                 ========                                  ========

For the year ended August 31, 2004, each Fund had capital loss carryforwards that were utilized as follows:

     Delaware Tax-Free                         Delaware Tax-Free
   Missouri Insured Fund                      Oregon Insured Fund
   ---------------------                      -------------------
         $304,354                                   $115,697

For the year ended August 31, 2004, the Delaware Tax-Free Oregon Insured Fund had capital loss carryforwards that expired of $47,043.

NOTES
    TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                           Delaware Tax-Free                   Delaware Tax-Free
                                                         Missouri Insured Fund                Oregon Insured Fund
                                                       ------------------------              ------------------------
                                                           Year          Year                    Year          Year
                                                           Ended        Ended                    Ended        Ended
                                                          8/31/04      8/31/03                  8/31/04       8/31/03
Shares sold:
  Class A                                                 460,103     506,831                  511,034       644,131
  Class B                                                  33,006      40,296                   70,440       199,885
  Class C                                                  29,155      59,018                  157,187       303,936

Shares issued upon reinvestment of dividends
 and distributions:
  Class A                                                  90,070      86,307                   72,920        66,096
  Class B                                                  13,510      16,310                   15,727        16,553
  Class C                                                   4,001       3,613                   12,786         8,512
                                                         --------    --------                ---------     ---------
                                                          629,845     712,375                 840,094      1,239,113
                                                         --------    --------                ---------     ---------
Shares repurchased:
  Class A                                                (410,533)   (397,871)                (493,915)     (259,058)
  Class B                                                (284,201)   (217,615)                (181,823)     (179,667)
  Class C                                                 (33,776)    (59,346)                 (88,193)     (102,244)
                                                         --------    --------                ---------     ---------
                                                         (728,510)   (674,832)                (763,931)     (540,969)
                                                         --------    --------                ---------     ---------
Net increase (decrease)                                   (98,665)     37,543                   76,163       698,144
                                                         ========    ========                =========     =========


For the years ended August 31, 2004 and 2003, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                           Year Ended                                    Year Ended
                                                             8/31/04                                       8/31/03
                                         Class B Shares   Class A Shares    Value      Class B Shares   Class A Shares    Value
                                         --------------   --------------   ------      --------------   --------------    ------

Delaware Tax-Free Missouri Insured Fund     197,551           197,405     2,118,117        126,971          126,971      1,389,281
Delaware Tax-Free Oregon Insured Fund        63,867            63,896       676,263         80,709           80,756        860,427

6. LINE OF CREDIT
Each Fund, along with certain other
funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of August 31, 2004 or at any time during the period.

7. CREDIT AND MARKET RISKS
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

NOTES
   TO FINANCIAL STATEMENTS (CONTINUED)

8. TAX INFORMATION (UNAUDITED)
The information set forth below is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. For the fiscal year ended August 31, 2004, each Fund designates distributions paid during the year as follows:

                                                       (A)                        (B)             (C)
                                                     Long Term                  Ordinary          Tax-
                                                   Capital Gains                 Income          Exempt              Total
                                                   Distributions             Distributions    Distributions      Distributions
                                                     (Tax Basis)               (Tax Basis)      (Tax Basis)       (Tax Basis)
                                                 ------------------         ---------------- -----------------   ----------------
Delaware Tax-Free Missouri Insured Fund                   --                        --             100%               100%
Delaware Tax-Free Oregon Insured Fund                     --                        --             100%               100%

(A), (B), and (C) are based on a percentage of each Fund's total distributions.

REPORT
     OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Voyageur Mutual Funds - Delaware Tax-Free Idaho Fund
Voyageur Investment Trust - Delaware Tax-Free Missouri
  Insured Fund and Delaware Tax-Free Oregon
  Insured Fund

We have audited the accompanying statements of net assets of Delaware Tax-Free Idaho Fund (one of the series constituting Voyageur Mutual Funds) and Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund (two of the series constituting Voyageur Investment Trust) (the "Funds") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Idaho Fund of Voyageur Mutual Funds and the Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund of Voyageur Investment Trust at August 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.


                                                        Ernst & Young LLP



Philadelphia, Pennsylvania

October 4, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             77             None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                       Trustee since        at different times at
                                                   May 15, 2003        Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            94             None
   2005 Market Street                                                 Citadel Constructors, Inc.
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             94       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation


   JOHN A. FRY                   Trustee(4)           3 Years                 President -               77           Director -
 2005 Market Street                                                    Franklin & Marshall College               Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                       Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       94             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      94        Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                        Chairperson - Andy
      19103                                                                                                      Warhol Foundation

                                                                                                                    Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee              10 Years               President/Chief             94         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River, Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         94            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          94            None(5)
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
    December 19,1949                              August 21, 2003

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in           94            None(5)
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF       Senior Vice President     8 Years          Mr. Bishof has served in           94            None(5)
   2005 Market Street          and Treasurer                        various executive capacities
    Philadelphia, PA                                                    at different times at
       19103                                                            Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3)  Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This annual report is for the information of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                            AFFILIATED OFFICERS                         CONTACT INFORMATION
WALTER P. BABICH                             JUDE T. DRISCOLL                            INVESTMENT MANAGER
Board Chairman                               Chairman                                    Delaware Management Company
Citadel Construction Corporation             Delaware Investments Family of Funds        Philadelphia, PA
King of Prussia, PA                          Philadelphia, PA
                                                                                         INTERNATIONAL AFFILIATE
JOHN H. DURHAM                               JOSEPH H. HASTINGS                          Delaware International Advisers Ltd.
Private Investor                             Executive Vice President and                London, England
Gwynedd Valley, PA                           Chief Financial Officer
                                             Delaware Investments Family of Funds        NATIONAL DISTRIBUTOR
ANTHONY D. KNERR                             Philadelphia, PA                            Delaware Distributors, L.P.
Managing Director                                                                        Philadelphia, PA
Anthony Knerr & Associates                   RICHELLE S. MAESTRO
New York, NY                                 Executive Vice President,                   SHAREHOLDER SERVICING, DIVIDEND
                                             Chief Legal Officer and Secretary           DISBURSING AND TRANSFER AGENT
ANN R. LEVEN                                 Delaware Investments Family of Funds        Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer        Philadelphia, PA                            2005 Market Street
National Gallery of Art                                                                  Philadelphia, PA 19103-7094
Washington, DC                               MICHAEL P. BISHOF
                                             Senior Vice President and Treasurer         FOR SHAREHOLDERS
THOMAS F. MADISON                            Delaware Investments Family of Funds        800 523-1918
President and Chief Executive Officer        Philadelphia, PA
MLM Partners, Inc.                                                                       FOR SECURITIES DEALERS AND FINANCIAL
Minneapolis, MN                                                                          INSTITUTIONS REPRESENTATIVES ONLY
                                                                                         800 362-7500
JANET L. YEOMANS
Vice President/Mergers & Acquisitions                                                    WEB SITE
3M Corporation                                                                           www.delawareinvestments.com
St. Paul, MN

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(8924)                                                        Printed in the USA
AR-CORN [8/04] IVES 10/04                                                  J9814

Item 2. Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

      The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

      a. An understanding of generally accepted accounting principles and financial statements;

      b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

      c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

      d. An understanding of internal controls and procedures for financial reporting; and

      e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

      a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

      b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

      c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

      d. Other relevant experience.

      The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

      Ann R. Leven
      Thomas F. Madison
      Janet L. Yeomans(1)

Item 4. Principal Accountant Fees and Services

      (a) Audit fees.

      The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $65,070 for the fiscal year ended August 31, 2004.

      The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $57,430 for the fiscal year ended August 31, 2003.

      (b) Audit-related fees.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2004.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $37,575 for the Registrant's fiscal year ended August 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds.


--------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2003.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $39,600 for the Registrant's fiscal year ended August 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds.

      (c) Tax fees.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $8,750 for the fiscal year ended August 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2004.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $6,250 for the fiscal year ended August 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2003.

      (d) All other fees.

      The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended August 31, 2004.

      The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2004.

      The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended August 31, 2003.

      The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2003.

      (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

      (f) Not applicable.

      (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $221,565 and $177,750 for the Registrant's fiscal years ended August 31, 2004 and August 31, 2003, respectively.

      (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

        Not applicable.

Item 6. Schedule of Investments

        Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

        Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

        Not applicable.

Item 10. Controls and Procedures

      The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

      There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

     (a)   (1)  Code of Ethics

                Not applicable.

           (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

           (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

                Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INVESTMENT TRUST


           Jude T. Driscoll
------------------------------------
By:        Jude T. Driscoll
Title:     Chairman
Date:      November 4, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


           Jude T. Driscoll
------------------------------------
By:        Jude T. Driscoll
Title:     Chairman
Date:      November 4, 2004


           Joseph H. Hastings
------------------------------------
By:        Joseph H. Hastings
Title:     Chief Financial Officer
Date:      November 4, 2004